SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2013
Date of reporting period: May 31, 2014

Item 1. Report To Shareowners

Short-Term Bond | STBFX

Bond Income | SBIFX

Core | SCORX

Global High Income | SGHIX

Growth | SSGFX

International | SSIFX

SEXTANT MUTUAL FUNDS

Semi-Annual Report

May 31, 2014

Sextant Mutual Funds

Semi-Annual Report

May 31, 2014

Performance Summary as of June 30, 2014:

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	10 Year	5 Year	3 Year	1 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	2.78%	2.00%	0.96%	2.02%	1.14%
Morningstar Category	3.08%	3.21%	1.85%	2.24%	n/a
% Rank (category size)	68 (250)	81 (354)	79 (416)	51 (503)	n/a

Sextant Bond Income vs. Long-Term Bond Category
Fund Return	4.60%	5.59%	4.52%	6.09%	1.12%
Morningstar Category	4.25%	7.18%	6.51%	6.11%	n/a
% Rank (category size)	40 (6)	54 (14)	68 (20)	52 (34)	n/a

Sextant Core² vs. Moderate Allocation Category
Fund Return	n/a	9.66%	6.72%	14.29%	1.01%
Morningstar Category	6.44%	12.57%	9.61%	16.03%	n/a
% Rank (category size)	n/a	97 (649)	93 (730)	83 (844)	n/a

Sextant Global High Income³ vs. Tactical Allocation Category
Fund Return	n/a	n/a	n/a	18.95%	1.25%
Morningstar Category	5.11%	9.87%	6.20%	12.45%	n/a
% Rank (category size)	n/a	n/a	n/a	11 (295)	n/a

Sextant Growth vs. Large Growth Category
Fund Return	9.09%	15.39%	14.03%	27.37%	0.94%
Morningstar Category	7.77%	17.64%	14.42%	26.22%	n/a
% Rank (category size)	17 (910)	87 (1316)	60 (1500)	36 (1700)	n/a

Sextant International vs. Foreign Large Blend Category
Fund Return	8.51%	7.89%	3.50%	19.25%	0.66%
Morningstar Category	6.83%	11.27%	6.62%	20.83%	n/a
% Rank (category size)	18 (319)	95 (602)	93 (677)	71 (770)	n/a

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 800/SATURNA or visiting www.sextantfunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

Please consider an investment's objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, ask your financial advisor, visit www.sextantfunds.com, or call toll-free 800/SATURNA. Please read the prospectus or summary prospectus carefully before investing.

¹ By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated March 27, 2014, and incorporate results for the fiscal year ended November 30, 2013. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds' most recent fiscal period (shown on page 4). Average annual total returns include changes in principal value, reinvested dividends, and capital gain distributions, if any.

² Sextant Core began operations March 30, 2007.

³ Sextant Global High Income Fund began operations March 30, 2012.

† Morningstar 06/30/2014. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Sextant Short-Term Bond was 172nd of 250 Short-Term Bond funds in the last 10 years, 288th of 354 funds in the last 5 years, 328th of 416 funds in the last 3 years, and 256th of 503 funds in the last year. Sextant Bond Income was 3rd of 6 Long-Term Bond funds in the last 10 years, 8th of 14 funds in the last 5 years, 14th of 20 funds in the last 3 years, and 18th of 34 funds in the last year. Sextant Core was 633rd of 649 Moderate Allocation funds in the last 5 years, 682nd of 730 funds in the last 3 years, and 705th of 844 funds in the last year. Sextant Global High Income was 33rd of 295 Tactical Allocation funds in the last year. Sextant Growth was 155th of 910 Large Growth funds in the last 10 years, 1152nd of 1316 funds in the last 5 years, 896th of 1500 funds in the last 3 years, and 615th of 1700 funds in the last year. Sextant International was 56th of 319 Foreign Large Blend funds in the last 10 years, 574th of 602 funds in the last 5 years, 635th of 677 funds in the last 3 years, and 549th of 770 funds in the last year.

2	May 31, 2014 Semi-Annual Report

Fellow Shareowners:

As the media worries about slowdowns, crises, wars, and spending addictions, the Sextant Funds have performed relatively well. For the semi-annual period ended May 31, 2014, domestic equities performed nicely, and the S&P 500 provided a total return of 7.62%. Sextant Global High Income did the best, returning 8.18%, followed by Sextant Growth at 6.77%, and Sextant Core at 5.86%. During the same period, the MSCI EAFE Index returned 5.68%, and Sextant International returned 3.61%. Continued low interest rates left bonds mostly flat: Sextant Bond Income climbed a respectable 5.01%, while the less volatile Sextant Short-Term Bond returned 0.79%.

Sextant Funds stress low operating expenses and employ a “fulcrum” advisory fee structure that rewards or penalizes Saturna Capital for investment results. This “profit sharing” structure appeals to many informed investors.

The assets of five of the six Sextant Funds increased over the past six months, and overall assets of the Funds now total $188 million. The Funds' annualized expense ratios during the period ranged from 0.64% to 1.04% (see page 53). The Sextant Funds' efficiency is illustrated by the 0.75% asset-weighted average expense ratio of all six funds.

Long-term Results

As long-term investors, we stress the importance of measuring performance over multiple years. This reveals how a fund performs during both good times and bad. The Performance Summary tables (for the calendar year period through June 30, 2014, on page 2, and through May 31, 2014, on page 4) provide comparative returns and Morningstar category rankings so you may review Fund performance for periods of up to 10 years.

Going Forward

In much of the world, economic growth has flatlined as worried consumers hold back on spending. Although reported core inflation is minimal, numerous governments are hoping for its eventual return. The impact of low interest rates is declining, and politicians continue to find fiscal restraint a difficult avenue to recovery.

This creates a mixed climate for the world's equity markets. We will continue to invest in innovative companies with strong business advantages and balance sheets sturdy enough to navigate more trying times. We aim to avoid companies dependent on government spending and the regions and countries that will be hurt the most in austerity. Turbulent times also create opportunity, and we seek entrepreneurial companies that can grow profits. Indeed, equity investors are optimistic that better-than-expected corporate earnings mean they will be rewarded.

The transition to higher interest rates will begin shortly, and holders of long-term bonds are at short-term risk of price declines. Investors around the world — not just Americans — generally have confidence that the economic storms will be survived.

Going forward, the Sextant Funds continue to offer investors a broad mix of investment vehicles: growth equities, international exposure, and a blended portfolio, plus global high income, short-term, and long-term fixed income options. This array of portfolios serves our investors in both bull and bear markets by continuing to provide steady, long-term growth with a focus on preservation of capital. Please review the following pages for more in-depth information about each Fund.

Expanded Portfolio Management Team

Saturna Capital has significantly expanded its portfolio management team over the last few years as its business has expanded. The following experienced persons are now managing the Sextant funds:

Sextant Bond Income	Phelps McIlvanie
Sextant Short-Term Bond	Phelps McIlvanie
Sextant Growth	Paul Meeks, CFA
Sextant International	Nicholas Kaiser, CFA
Scott Klimo, CFA, deputy
Sextant Core	J. Peter Nielsen, CFA
Sextant Global High Income	Bryce Fegley, CFA, co-mgr
John Scott, CFA, co-mgr

Respectfully,

(photo omitted)

Nicholas Kaiser,
President & Portfolio Manager

(photo omitted)

John E. Love,
Independent Board Chairman

May 31, 2014 Semi-Annual Report	3

Performance Summary as of May 31, 2014:

Comparative returns and percentile Morningstar™ category rankings (1 is best)†

Average Annual Returns vs. Category Average Returns	10 Year	5 Year	3 Year	1 Year	Expense Ratio¹
Sextant Short-Term Bond vs. Short-Term Bond Category
Fund Return	2.80%	2.06%	1.05%	1.62%	1.14%
Morningstar Category	3.09%	3.39%	1.83%	1.41%	n/a
% Rank (category size)	68 (254)	81 (357)	76 (421)	32 (506)	n/a

Sextant Bond Income vs. Long-Term Bond Category
Fund Return	4.66%	6.01%	4.27%	2.86%	1.12%
Morningstar Category	6.13%	7.56%	6.12%	2.64%	n/a
% Rank (category size)	100 (3)	61 (14)	73 (20)	55 (34)	n/a

Sextant Core² vs. Moderate Allocation Category
Fund Return	n/a	9.35%	5.89%	11.08%	1.01%
Morningstar Category	6.45%	12.33%	8.57%	12.25%	n/a
% Rank (category size)	n/a	97 (651)	92 (725)	77 (842)	n/a

Sextant Global High Income³ vs. Tactical Allocation Category
Fund Return	n/a	n/a	n/a	14.33%	1.25%
Morningstar Category	5.20%	9.61%	5.24%	7.49%	n/a
% Rank (category size)	n/a	n/a	n/a	9 (297)	n/a

Sextant Growth vs. Large Growth Category
Fund Return	8.96%	15.09%	12.56%	23.58%	0.94%
Morningstar Category	7.68%	17.14%	12.92%	20.94%	n/a
% Rank (category size)	18 (915)	84 (1319)	60 (1496)	22 (1705)	n/a

Sextant International vs. Foreign Large Blend Category
Fund Return	8.36%	6.88%	1.92%	9.21%	0.66%
Morningstar Category	6.93%	10.68%	5.64%	15.78%	n/a
% Rank (category size)	20 (314)	96 (602)	94 (674)	98 (769)	N/A

Performance data quoted above represents past performance and is no guarantee of future results. Results are shown for 12 months ending May 31, 2014 ("1 Year" column above) because the Sextant Funds' performance fees are based on the same period. Results are shown for other fiscal periods by regulation. The Adviser has absorbed, currently or in the past, certain Fund expenses, without which total returns would have been lower.

¹ By regulation, the expense ratios shown in this table are as of the Funds' most recent prospectus, which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods.

² Sextant Core began operations on March 30, 2007.

³ Sextant Global High Income Fund began operations March 30, 2012.

† Morningstar 05/31/2014. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

% Rank in Category: This is the fund's total-return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Sextant Short-Term Bond was 174th of 254 Short-Term Bond funds in the last 10 years, 289th of 357 funds in the last 5 years, 323rd of 421 funds in the last 3 years, and 160th of 506 funds in the last year. Sextant Bond Income was 3rd of 3 Long-Term Bond funds in the last 10 years, 8th of 14 funds in the last 5 years, 14th of 20 funds in the last 3 years, and 18th of 34 funds in the last year. Sextant Core was 633rd of 651 Moderate Allocation funds in the last 5 years, 672nd of 725 funds in the last 3 years, and 655th of 842 funds in the last year. Sextant Global High Income was 25th of 297 Tactical Allocation funds in the last year. Sextant Growth was 165th of 915 Large Growth funds in the last 10 years, 1106th of 1319 funds in the last 5 years, 892nd of 1496 funds in the last 3 years, and 378th of 1705 funds in the last year. Sextant International was 62nd of 314 Foreign Large Blend funds in the last 10 years, 583rd of 602 funds in the last 5 years, 639th of 674 funds in the last 3 years, and 755th of 769 funds in the last year.

4	May 31, 2014 Semi-Annual Report

Sextant Short-Term Bond Fund

Performance Summary

Average Annual Returns as of May 31, 2014
	10 Year	5 Year	1 Year	Expense Ratio¹
Sextant Short-Term Bond Fund	2.80%	2.06%	1.62%	1.14%
Citigroup Gov./Corp. Inv. Grade Index 1-3 Years	2.96%	1.73%	1.00%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2004, to an identical amount invested in the Citigroup Gov.Corp. Investment Grade Bond Index, a broad-based index of shorter-term investment grade US government and corporate bond prices. The graph shows that an investment in the Fund would have risen to $13,181 versus $13,385 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.75%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Short-Term Bond Fund are capital preservation and current income.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Murray Street Trust 1 — Goldman Sachs 4.647% due 03/09/2017	4.2%	Banks	10.1%
Cintas Corp No. 2 6.125% due 12/01/2017	4.0%	Chemicals Distribution	6.7%
Broadridge Financial Solutions 6.125% due 06/01/2017	3.9%	Exploration & Production	6.4%
LaClede Gas 2.00% due 08/15/2018	3.9%	Automobile OEM	6.2%
International Game Technology 7.50% due 06/15/2019	3.8%	Apparel, Footwear, Accessory Design	4.0%
Oracle 5.75% due 04/15/2018	3.8%	Payment & Data	3.9%
General Electric Capital 5.625% due 09/15/2017	3.7%	Utility Networks	3.9%
Georgia Power 5.70% due 06/01/2017	3.7%	Casinos & Gambling	3.8%
Petrobras International Finance 6.125% due 10/06/2016	3.5%	Infrastructure Software	3.8%
Potash Corp 3.25% due 12/01/2017	3.4%	Commercial Finance	3.7%
		Power Generation	3.7%
		Telecom Carriers	3.3%
		Investment Management	3.3%
		Electrical Components	3.3%
		Basic & Diversified Chemicals	3.3%
		Food Manufacturing	3.2%
		Retail REIT	3.0%
		Other industries < 3%	16.7%
		Cash and equivalents	7.7%

Industry weightings are shown as a percentage of total net assets.

May 31, 2014 Semi-Annual Report	5

Sextant Short-Term Bond Fund

Schedule of Investments
Corporate Bonds — 86.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Communications

Telecom Carriers
America Movil Sab de CV	2.375% due 09/08/2016	$250,000	$257,500	3.3%

		250,000	257,500	3.3%

Consumer Discretionary

Apparel, Footwear, Accessory Design
Cintas Corp No. 2	6.125% due 12/01/2017	270,000	306,719	4.0%

Automobile OEM
American Honda	1.50% due 09/11/2017	250,000	251,853	3.3%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	226,459	2.9%
		476,000	478,312	6.2%

Casinos & Gambling
International Game Technology	7.50% due 06/15/2019	250,000	295,158	3.8%

		996,000	1,080,189	14.0%

Consumer Staples

Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	175,000	184,854	2.4%

Food Manufacturing
Sara Lee	2.75% due 09/15/2015	245,000	250,036	3.2%

Household Products Manufacturing
Clorox	5.00% due 01/15/2015	200,000	205,411	2.7%

		620,000	640,301	8.3%

Energy

Exploration & Production
Enbridge (Pipeline)	5.60% due 04/01/2017	200,000	223,670	2.9%
Petrobras International Finance	6.125% due 10/06/2016	250,000	271,250	3.5%
		450,000	494,920	6.4%

Power Generation
Georgia Power	5.70% due 06/01/2017	250,000	282,192	3.7%

Refining & Marketing
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	217,101	2.8%

		889,000	994,213	12.9%

Financials

Banks
BNP Paribas	2.375% due 09/14/2017	250,000	256,825	3.3%
Murray Street Trust 1 — Goldman Sachs	4.647% due 03/09/2017	300,000	325,238	4.2%
PNC Funding	5.40% due 06/10/2014	200,000	200,159	2.6%
		750,000	782,222	10.1%

Commercial Finance
General Electric Capital	5.625% due 09/15/2017	250,000	283,507	3.7%

Investment Management
BlackRock	3.50% due 12/10/2014	250,000	254,141	3.3%

Continued on next page.

6	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Short-Term Bond Fund

Schedule of Investments
Corporate Bonds — 86.4%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Financials (continued)

Payment & Data
Broadridge Financial Solutions	6.125% due 06/01/2017	$275,000	$299,680	3.9%

Retail REIT
Simon Property Group	5.10% due 06/15/2015	220,000	230,570	3.0%

		1,745,000	1,850,120	24.0%

Industrials

Electrical Components
ABB Finance	1.625% due 05/08/2017	250,000	253,064	3.3%

Rail Freight Transportation
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	226,235	2.9%

		450,000	479,299	6.2%

Materials

Basic & Diversified Chemicals
Air Products & Chemicals	1.20% due 10/15/2017	250,000	250,842	3.3%

Chemicals Distribution
Potash Corp	3.25% due 12/01/2017	250,000	264,674	3.4%
Sherwin Williams	1.35% due 12/15/2017	250,000	251,053	3.3%
		500,000	515,727	6.7%

		750,000	766,569	10.0%

Technology

Infrastructure Software
Oracle	5.75% due 04/15/2018	250,000	289,765	3.8%

		250,000	289,765	3.8%

Utilities

Utility Networks
LaClede Gas	2.00% due 08/15/2018	300,000	298,830	3.9%

		300,000	298,830	3.9%

Total Corporate Bonds		6,250,000	6,656,786	86.4%

Municipal Bonds — 3.2%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Southwestern MI Community College	4.875% due 05/01/2015	125,000	128,767	1.7%

		125,000	128,767	1.7%

Revenue

Kansas City Special Facility Revenue	4.25% due 09/01/2016	110,000	115,239	1.5%

		110,000	115,239	1.5%

Total Municipal Bonds		235,000	244,006	3.2%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	7

Sextant Short-Term Bond Fund

Schedule of Investments

US Government Bonds — 2.7%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Treasury Notes

United States Treasury Note	2.75% due 02/15/2019	$200,000	$211,875	2.7%

		200,000	211,875	2.7%

Total investments	(Cost = $7,061,478)	$6,685,000	7,112,667	92.3%
Other assets (net of liabilities)			590,211	7.7%
Total net assets			$7,702,878	100.0%

Bond Quality Diversification

Rated "Aa3"	2.9%
Rated "A1"	22.8%
Rated "A2"	16.9%
Rated "A3"	15.9%
Rated "Baa1"	19.6%
Rated "Baa2"	9.8%
Unrated	4.4%
Cash and equivalents	7.7%

Based on total net assets as of May 31, 2014.
Unrated bonds include 2.7% of US Government issued securities.

Source: Moody's Investors Services.

8	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Short-Term Bond Fund

Statement of Assets and Liabilities
As of May 31, 2014

Assets
Investments in securities, at value (Cost $7,061,478)	$7,112,667
Cash	500,187
Interest receivable	87,974
Prepaid expenses	3,770
Receivable for Fund shares sold	698
Total assets	7,705,296
Liabilities
Payable to affiliates	1,858
Accrued distribution fee	527
Distributions payable	33
Total liabilities	2,418
Net Assets	$7,702,878

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$7,667,033
Undistributed net investment income	1,307
Accumulated net realized loss	(16,651)
Unrealized net appreciation on investments	51,189
Net assets applicable to Fund shares outstanding	$7,702,878

Fund shares outstanding	1,521,376

Net asset value, offering, and redemption price per share	$5.06

Statement of Operations
Period ended May 31, 2014

Investment income
Interest income	$70,188
Gross investment income	70,188
Expenses
Investment adviser fees	21,739
Filing and registration fees	9,166
Distribution fees	9,058
Audit fees	2,455
Retirement plan custodial fees	1,348
Printing and postage	901
Chief Compliance Officer expenses	865
Trustee fees	647
Other expenses	352
Custodian fees	168
Legal fees	92
Total gross expenses	46,791
Less adviser fees waived	(19,270)
Less custodian fee credits	(168)
Net expenses	27,353
Net investment income	$42,835

Net realized gain from investments	$669
Net increase in unrealized appreciation on investments	24,109
Net gain on investments	$24,778

Net increase in net assets resulting from operations	$67,613

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	9

Sextant Short-Term Bond Fund

Statements of Changes in Net Assets	Period ended May 31, 2014	Year ended Nov. 30, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income	$42,835	$92,977
Net realized gain on investments	669	21,302
Net increase (decrease) in unrealized appreciation	24,109	(75,115)
Net increase in net assets	67,613	39,164
Distributions to shareowners from
Net investment income	(42,836)	(92,977)
Capital share transactions
Proceeds from sales of shares	1,076,767	2,407,968
Value of shares issued in reinvestment of dividends	42,340	92,022
Cost of shares redeemed	(748,098)	(1,827,832)
Net increase in net assets	371,009	672,158
Total increase in net assets	395,786	618,345

Net assets
Beginning of period	7,307,092	6,688,747
End of period	7,702,878	7,307,092

Undistributed net investment income	$1,307	$1,308

Shares of the Fund sold and redeemed
Number of shares sold	213,443	475,701
Number of shares issued in reinvestment of dividends	8,393	18,254
Number of shares redeemed	(148,330)	(364,256)
Net increase in number of shares outstanding	73,506	129,699

Financial Highlights	Period ended	For year ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2014	2013	2012	2011	2010	2009
Net asset value at beginning of period	$5.05	$5.07	$5.10	$5.12	$5.10	$4.84
Income from investment operations
Net investment income	0.03	0.06	0.07	0.09	0.12	0.16
Net gain (loss) on securities (both realized and unrealized)	0.01	(0.02)	(0.03)	(0.02)	0.02	0.26
Total from investment operations	0.04	0.04	0.04	0.07	0.14	0.42
Less distributions
Dividends (from net investment income)	(0.03)	(0.06)	(0.07)	(0.09)	(0.12)	(0.16)
Total distributions	(0.03)	(0.06)	(0.07)	(0.09)	(0.12)	(0.16)
Paid-in capital from early redemption fees	n/a	-	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.06	$5.05	$5.07	$5.10	$5.12	$5.10

Total return	0.79%	0.82%	0.89%	1.42%	2.87%	8.87%

Ratios / supplemental data
Net assets ($000), end of period	$7,703	$7,307	$6,689	$6,086	$5,136	$4,070
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	1.29%²	1.14%	1.26%	1.33%	1.34%	1.49%
After fee waivers	0.76%²	0.76%	0.76%	0.75%	0.76%	0.76%
After fee waivers and custodian fee credits	0.75%²	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.18%²	1.20%	1.47%	1.79%	2.42%	3.26%
Portfolio turnover rate	8%	50%	26%	14%	27%	28%
¹Amount is less than $0.01 ²Annualized

10	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Performance Summary

Average Annual Returns as of May 31, 2014
	10 Year	5 Year	1 Year	Expense Ratio¹
Sextant Bond Income Fund	4.66%	6.01%	2.86%	1.12%
Citigroup Broad Investment Grade Bond Index	5.10%	4.84%	2.74%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2004, to an identical amount invested in the Citigroup Broad Investment Grade Bond Index, a broad-based index of medium and long-term investment grade bond prices. The graph shows that an investment in the Fund would have risen to $15,769 versus $16,449 in the index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.89%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Bond Income Fund is current income.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
United States Treasury Note 1.00% due 11/30/2019	5.1%	Municipal General Obligation	22.1%
American Municipal Power Ohio Rev. 7.20% due 02/15/2029	4.2%	Municipal Revenue	10.2%
Puget Sound Energy 7.02% due 12/01/2027	4.0%	Treasury Notes	8.0%
Merck & Co. (Schering) 6.50% due 12/01/2033	3.8%	Large Pharmaceuticals	5.4%
Blaine Co. ID SCD #61 Hailey 5.25% due 08/01/2020	3.7%	Integrated Oils	5.1%
Canadian Natural Resources 6.45% due 06/30/2033	3.7%	Integrated Utilities	4.8%
Boeing 6.125% due 02/15/2033	3.7%	Power Generation	4.0%
UBS AG Stamford CT 7.75% due 09/01/2026	3.5%	Exploration & Production	3.7%
Johnson Co. KS Bldg. Ls./Pr. REV. BAB 4.60% due 09/01/2026	3.4%	Commercial Aircraft	3.7%
Teva Pharmaceutical 3.65% due 11/10/2021	3.4%	Institutional Brokerage	3.5%
		Generic Pharmaceuticals	3.4%
		Banks	3.3%
		Pharmacies & Drug Stores	3.3%
		Canadian Government	3.1%
		Other industries < 2%	9.5%
		Cash and equivalents	6.9%

Industry weightings are shown as a percentage of total net assets.

May 31, 2014 Semi-Annual Report	11

Sextant Bond Income Fund

Schedule of Investments
Corporate Bonds — 49.7%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Auto Retail Stores
AutoZone	5.50% due 11/15/2015	$95,000	$101,514	1.3%

		95,000	101,514	1.3%

Consumer Staples

Pharmacies & Drug Stores
CVS Caremark	6.25% due 06/01/2027	200,000	250,409	3.3%

		200,000	250,409	3.3%

Energy

Exploration & Production
Canadian Natural Resources	6.45% due 06/30/2033	225,000	279,014	3.7%

Integrated Oils
ConocoPhillips	6.00% due 01/15/2020	150,000	179,442	2.4%
StatoilHydro	2.90% due 10/15/2014	200,000	201,932	2.7%
		350,000	381,374	5.1%

Oil & Gas Services
Baker Hughes	6.875% due 01/15/2029	100,000	134,406	1.8%

		675,000	794,794	10.6%

Financials

Banks
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	250,579	3.3%

Institutional Brokerage
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	264,011	3.5%

Property & Casualty
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	134,183	1.8%

		575,000	648,773	8.6%

Health Care

Generic Pharmaceuticals
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	257,265	3.4%

Large Pharmaceuticals
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	287,527	3.8%
Pharmacia	6.50% due 12/01/2018	100,000	119,919	1.6%
		315,000	407,446	5.4%

		565,000	664,711	8.8%

Industrials

Agricultural Machinery
Deere & Co.	8.10% due 05/15/2030	95,000	140,839	1.9%

Commercial Aircraft
Boeing	6.125% due 02/15/2033	215,000	278,307	3.7%

		310,000	419,146	5.6%

Continued on next page.

12	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Schedule of Investments
Corporate Bonds — 49.7%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Materials

Basic & Diversified Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	$50,000	$66,147	0.9%

Raw Material Suppliers
BHP Finance USA	5.25% due 12/15/2015	125,000	134,285	1.8%

		175,000	200,432	2.7%

Utilities

Integrated Utilities
Entergy Louisiana	5.40% due 11/01/2024	200,000	235,249	3.1%
Florida Power & Light	5.95% due 10/01/2033	100,000	126,490	1.7%
		300,000	361,739	4.8%

Power Generation
Puget Sound Energy	7.02% due 12/01/2027	237,000	305,089	4.0%

		537,000	666,828	8.8%

Total Corporate Bonds		3,132,000	3,746,607	49.7%

Foreign Government Bonds — 3.1%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	228,947	3.1%

		175,000	228,947	3.1%

Municipal Bonds — 32.3%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	282,920	3.7%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	150,781	2.0%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	223,854	3.0%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	163,421	2.2%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	201,623	2.7%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	173,820	2.3%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	217,392	2.9%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	251,645	3.3%

		1,530,000	1,665,456	22.1%

Revenue

American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	317,678	4.2%
Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	260,545	3.4%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	193,202	2.6%

		660,000	771,425	10.2%

Total Municipal Bonds		2,190,000	2,436,881	32.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	13

Sextant Bond Income Fund

Schedule of Investments
US Government Bonds — 8.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Treasury Notes
United States Treasury Note	5.25% due 02/15/2029	$170,000	$219,273	2.9%
United States Treasury Note	1.00% due 11/30/2019	400,000	385,594	5.1%

		570,000	604,867	8.0%

Total investments	(Cost = $6,581,656)	$6,067,000	7,017,302	93.1%
Other assets (net of liabilities)			520,357	6.9%
Total net assets			$7,537,659	100.0%

Bond Quality Diversification

Rated "Aaa"	5.6%
Rated "Aa2"	13.1%
Rated "Aa3"	3.7%
Rated "A1"	12.3%
Rated "A2"	17.2%
Rated "A3"	7.6%
Rated "Baa1"	8.3%
Rated "Baa3"	5.5%
Unrated	19.8%
Cash and equivalents	6.9%

Based on total net assets as of May 31, 2014.
Unrated bonds include 8.0% of US Government issued securities.

Source: Moody's Investors Services.

14	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Statement of Assets and Liabilities
As of May 31, 2014

Assets
Investments in securities, at value (Cost $6,581,656)	$7,017,302
Cash	427,164
Interest receivable	90,545
Prepaid expenses	3,635
Receivable for Fund shares sold	1,565
Insurance reserve premium	400
Total assets	7,540,611
Liabilities
Payable to affiliates	2,349
Accrued distribution fee	514
Distributions payable	89
Total liabilities	2,952
Net assets	$7,537,659

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$7,139,869
Undistributed net investment income	(1)
Accumulated net realized loss	(37,855)
Unrealized net appreciation on investments	435,646
Net assets applicable to Fund shares outstanding	$7,537,659

Fund shares outstanding	1,445,210

Net asset value, offering, and redemption price per share	$5.22

Statement of Operations
Period ended May 31, 2014

Investment income
Interest income	$146,949
Gross investment income	146,949
Expenses
Investment adviser fees	23,408
Filing and registration fees	9,240
Distribution fees	8,981
Audit fees	2,504
Retirement plan custodial fees	1,005
Printing and postage	864
Chief Compliance Officer expenses	822
Trustee fees	669
Other expenses	368
Custodian fees	167
Legal fees	99
Total gross expenses	48,127
Less adviser fees waived	(15,453)
Less custodian fee credits	(167)
Net expenses	32,507
Net investment income	$114,442

Net increase in unrealized appreciation on investments	241,811
Net gain on investments	$241,811

Net increase in net assets resulting from operations	$356,253

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	15

Sextant Bond Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2014	Year ended Nov. 30, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income	$114,442	$239,703
Net realized gain on investments	-	804
Net increase (decrease) in unrealized appreciation	241,811	(518,569)
Net increase (decrease) in net assets	356,253	(278,062)
Distributions to shareowners from
Net investment income	(114,443)	(239,703)
Capital share transactions
Proceeds from sales of shares	412,781	696,753
Value of shares issued in reinvestment of dividends	113,456	236,870
Cost of shares redeemed	(347,819)	(1,220,041)
Net increase (decrease) in net assets	178,418	(286,418)
Total increase (decrease) in net assets	420,228	(804,183)

Net assets
Beginning of period	7,117,431	7,921,614
End of period	$7,537,659	$7,117,431

Shares of the Fund sold and redeemed
Number of shares sold	80,805	132,048
Number of shares issued in reinvestment of dividends	22,180	45,578
Number of shares redeemed	(68,413)	(231,174)
Net increase (decrease) in number of shares outstanding	34,572	(53,548)

Financial Highlights	Period ended	For year ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2014	2013	2012	2011	2010	2009
Net asset value at beginning of period	$5.05	$5.41	$5.19	$5.03	$4.96	$4.46
Income from investment operations
Net investment income	0.08	0.17	0.17	0.18	0.19	0.21
Net gain (loss) on securities (both realized and unrealized)	0.17	(0.36)	0.22	0.16	0.07	0.50
Total from investment operations	0.25	(0.19)	0.39	0.34	0.26	0.71
Less distributions
Dividends (from net investment income)	(0.08)	(0.17)	(0.17)	(0.18)	(0.19)	(0.21)
Total distributions	(0.08)	(0.17)	(0.17)	(0.18)	(0.19)	(0.21)
Paid-in capital from early redemption fees	n/a	-	-	0.00¹	0.00¹	-

Net asset value at end of period	$5.22	$5.05	$5.41	$5.19	$5.03	$4.96

Total return	5.01%	(3.59)%	7.64%	6.95%	5.43%	16.33%

Ratios / supplemental data
Net assets ($000), end of period	$7,538	$7,117	$7,922	$6,786	$5,418	$3,951
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	1.34%²	1.12%	1.36%	1.26%	1.24%	1.70%
After fee waivers	0.91%²	0.90%	0.91%	0.91%	0.91%	0.90%
After fee waivers and custodian fee credits	0.90%²	0.89%	0.90%	0.90%	0.90%	0.89%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	3.19%²	3.23%	3.23%	3.56%	3.89%	4.46%
Portfolio turnover rate	1%	8%	6%	14%	10%	38%
¹Amount is less than $0.01 ²Annualized

16	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Performance Summary

Average Annual Returns as of May 31, 2014
	10 Year	5 Year	1 Year	Expense Ratio¹
Sextant Core Fund	n/a	9.35%	11.08%	1.01%
Dow Jones Moderate US Portfolio Index	7.35%	11.87%	11.93%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2007 (the Fund's inception), to an identical amount invested in the Dow Jones Moderate US Portfolio Index, a broad-based index of stock and bond prices. The graph shows that an investment in the Fund would have risen to $13,934 versus $14,854 in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Core Fund are long-term appreciation and capital preservation.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Bellsouth Capital Funding 7.875% due 02/15/2030	2.7%	Banks	5.9%
3M	2.3%	Large Pharmaceuticals	5.3%
Williams Companies	2.2%	Telecom Carriers	5.1%
ConocoPhillips	2.2%	Integrated Oils	4.4%
Express Scripts	1.9%	Commercial & Residential Building Equipment & Systems	3.6%
Qualcomm	1.9%	Beverages	3.6%
ADT 4.125% due 06/15/2023	1.9%	Household Products Manufacturing	3.5%
Chubb	1.9%	Industrial Automation Controls	3.1%
Nike	1.9%	Municipal General Obligation	3.0%
Sanofi ADS	1.8%	Utility Networks	2.9%
		Rail Freight Transportation	2.7%
		Apparel, Footwear, Accessory Design	2.6%
		Containers & Packaging Manufacturing	2.3%
		Midstream-Oil & Gas	2.2%
		Other industries < 2%	43.5%
		Cash and equivalents	6.3%

Industry weightings are shown as a percentage of total net assets.

May 31, 2014 Semi-Annual Report	17

Sextant Core Fund

Schedule of Investments
Common Stocks — 56.7%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
AT&T	3,000	$92,759	$106,410		1.4%
Telenor	1,000	23,202	23,736	Norway	0.3%
Vodafone Group ADS	1,363	64,150	47,719	United Kingdom	0.7%

		180,111	177,865		2.4%

Consumer Discretionary

Apparel, Footwear, Accessory Design
Nike	1,800	51,646	138,438		1.9%
Prada ADR	3,500	70,259	52,535	Italy	0.7%
		121,905	190,973		2.6%

E-Commerce Discretionary
eBay²	2,000	105,719	101,460		1.4%

Home Improvement
Stanley Black & Decker	446	29,654	38,980		0.5%

Home Products Stores
Lowe's	2,000	68,593	94,160		1.3%

Passenger Transportation
LATAM Airlines ADS	5,448	80,489	78,669	Chile	1.0%

		406,360	504,242		6.8%

Consumer Staples

Beverages
Ambev ADR	10,000	60,610	70,400	Brazil	1.0%
PepsiCo	1,000	66,423	88,330		1.2%
		127,033	158,730		2.2%

Household Products Manufacturing
Kimberly-Clark	925	61,586	103,924		1.4%
Procter & Gamble	900	58,842	72,711		1.0%
Unilever ADS	1,850	58,335	83,195	United Kingdom	1.1%
		178,763	259,830		3.5%

		305,796	418,560		5.7%

Energy

Exploration & Production
Devon Energy	1,800	116,362	133,020		1.8%

Integrated Oils
ConocoPhillips	2,000	103,522	159,880		2.2%
Statoil ADS	3,003	71,749	91,592	Norway	1.2%
Total ADS	1,100	60,836	76,395	France	1.0%
		236,107	327,867		4.4%

Midstream-Oil & Gas
Williams Companies	3,500	55,989	164,360		2.2%

		408,458	625,247		8.4%

Continued on next page.

18	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments
Common Stocks — 56.7%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Banks
PNC Bank	1,250	$83,780	$106,587		1.4%
Toronto-Dominion Bank	2,000	72,240	99,180	Canada	1.4%
		156,020	205,767		2.8%

Property & Casualty
Chubb	1,500	95,336	138,990		1.9%

		251,356	344,757		4.7%

Health Care

Health Care Supply Chain
Express Scripts²	2,000	78,650	142,940		1.9%

Large Pharmaceuticals
Abbott Laboratories	2,000	66,354	80,020		1.1%
Johnson & Johnson	900	54,761	91,314		1.2%
Novo Nordisk ADS	2,000	18,098	84,560	Denmark	1.2%
Sanofi ADS	2,537	105,823	135,222	France	1.8%
		245,036	391,116		5.3%

Life Science Equipment
Alere²	1,250	45,049	44,713		0.6%

		368,735	578,769		7.8%

Industrials

Fabricating Metal & Hardware Manufacturing
Valmont Industries	750	100,938	116,212		1.6%

Flow Control Equipment
Parker Hannifin	500	29,672	62,615		0.8%

Industrial Automation Controls
Honeywell International	1,250	67,321	116,437		1.6%

Infrastructure Construction
Companhia de Concessoes Rodoviarias	1,500	11,839	11,824	Brazil	0.1%

Rail Freight Transportation
Canadian National Railway	1,600	40,237	96,928	Canada	1.3%
Norfolk Southern	1,000	71,852	100,750		1.4%
		112,089	197,678		2.7%

		321,859	504,766		6.8%

Materials

Basic & Diversified Chemicals
Praxair	700	44,349	92,568		1.3%

Containers & Packaging Manufacturing
3M	1,200	104,586	171,060		2.3%

Raw Materials Suppliers
BHP Billiton ADS	650	31,866	44,122	Australia	0.6%

Specialty Chemicals
BASF ADR	400	22,550	46,058	Germany	0.6%
RPM International	2,000	51,772	86,140		1.2%
		74,322	132,198		1.8%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	19

Sextant Core Fund

Schedule of Investments
Common Stocks — 56.7%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Materials (continued)

Steel Producers
Nucor	800	$48,085	$40,504		0.5%

		303,208	480,452		6.5%

Technology

Semiconductor Devices
Qualcomm	1,750	109,359	140,787		1.9%

Semiconductor Manufacturing Services
Taiwan Semiconductor ADS	4,534	39,575	93,219	Taiwan	1.3%

		48,934	234,006		3.2%

Utilities

Integrated Utilities
NextEra Energy	1,250	90,644	121,700		1.6%

Power Generation
NRG Energy	3,000	65,841	106,920		1.4%

Utility Networks
Sempra Energy	1,000	67,669	100,350		1.4%

		224,154	328,970		4.4%

Total Common Stocks		2,918,971	4,197,634		56.7%

Corporate Bonds — 34.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Communications

Telecom Carriers
Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$197,089	2.7%

		150,000	197,089	2.7%

Consumer Discretionary

Commercial & Residential Building Equipment & Systems
ADT	4.125% due 06/15/2023	150,000	140,250	1.9%

		150,000	140,250	1.9%

Consumer Staples

Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	100,000	105,631	1.4%

		100,000	105,631	1.4%

Energy

Utility Networks
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	107,833	1.5%

		100,000	107,833	1.5%

Continued on next page.

20	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments
Corporate Bonds — 34.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Financials

Banks
Branch Banking & Trust	5.625% due 09/15/2016	$100,000	$110,310	1.5%
Wilmington Trust	8.50% due 04/02/2018	100,000	121,655	1.6%
		200,000	231,965	3.1%

Commercial Finance
General Electric Capital	5.35% due 04/15/2022	101,000	114,061	1.5%

Consumer Finance
American Express	5.50% due 09/12/2016	100,000	110,350	1.5%
Western Union	5.93% due 10/01/2016	30,000	33,077	0.4%
		130,000	143,427	1.9%

Insurance Services & Other
Partnerre Finance	5.50% due 06/01/2020	100,000	114,163	1.5%

Investment Management
Blackstone Holdings	5.875% due 03/15/2021	100,000	116,999	1.6%

Life Insurance
Genworth Financial	5.75% due 06/15/2014	100,000	100,166	1.4%

Security & Commodity Exchanges
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	55,538	0.7%

		781,000	876,319	11.7%

Health Care

Health Care Supplies
Becton Dickinson	3.125% due 11/08/2021	100,000	102,929	1.4%

		100,000	102,929	1.4%

Industrials

Agricultural Machinery
John Deere Capital	2.25% due 06/07/2016	100,000	103,252	1.4%

Commercial & Residential Building Equipment & Systems
Tyco International	8.50% due 01/15/2019	100,000	124,225	1.7%

Construction & Mining Machinery
Joy Global	6.00% due 11/15/2016	100,000	111,340	1.5%

Industrial Automation Controls
Emerson Electric	5.375% due 10/15/2017	100,000	113,306	1.5%

Transportation Logistics Services
Ryder System	5.85% due 11/01/2016	100,000	110,430	1.5%

		500,000	562,553	7.6%

Materials

Chemicals Distribution
Air Products & Chemicals	4.375% due 08/21/2019	100,000	111,139	1.5%

		100,000	111,139	1.5%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	21

Sextant Core Fund

Schedule of Investments
Corporate Bonds — 34.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

Technology

Communications Equipment
Cisco Systems	2.90% due 03/04/2021	$100,000	$102,039	1.4%

Computer Hardware
Hewlett-Packard	2.35% due 03/15/2015	100,000	101,425	1.4%

IT Services
Computer Sciences	6.50% due 03/15/2018	100,000	115,760	1.5%

		300,000	319,224	4.3%

Total corporate bonds		2,281,000	2,522,967	34.0%

Municipal Bonds — 3.0%	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation
Lake Washington SCD #414 WA BAB	4.906% due 12/01/2027	100,000	110,080	1.5%
Skagit SCD #1	4.613% due 12/01/2022	100,000	111,697	1.5%

		200,000	221,777	3.0%

Total investments	(Cost = $5,585,639)		6,942,378	93.7%
Other assets (net of liabilities)			467,656	6.3%
Total net assets			$7,410,034	100.0%

¹ Country of domicile unless otherwise indicated; equities are issued from US domiciled companies where no country is listed
² Non-income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Bond Quality Diversification

Rated "Aaa"	1.5%
Rated "Aa1"	1.5%
Rated "A1"	2.9%
Rated "A2"	5.9%
Rated "A3"	6.1%
Rated "Baa1"	5.9%
Rated "Baa2"	4.9%
Rated "Baa3"	2.1%
Rated "Ba2"	1.9%
Unrated	4.3%
Equity	56.7%
Cash and equivalents	6.3%

Based on total net assets as of May 31, 2014.

Source: Moody's Investors Services.

22	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Statement of Assets and Liabilities
As of May 31, 2014

Assets
Investments in securities, at value (Cost $5,585,639)	$6,942,378
Cash	436,195
Dividends and interest receivable	52,749
Receivable for Fund shares sold	4,080
Total assets	7,435,402
Liabilities
Payable for Fund shares redeemed	17,602
Payable to affiliates	4,684
Accrued expenses	2,575
Accrued distribution fee	507
Total liabilities	25,368
Net assets	$7,410,034

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$6,020,128
Undistributed net investment income	99,690
Accumulated net realized loss	(66,513)
Unrealized net appreciation on investments	1,356,729
Net assets applicable to Fund shares outstanding	$7,410,034

Fund shares outstanding	594,405

Net asset value, offering, and redemption price per share	$12.47

Statement of Operations
Period ended May 31, 2014

Investment income
Dividends (net of foreign tax of $3,968)	$96,203
Interest income	44,195
Gross investment income	140,398
Expenses
Investment adviser fees	11,783
Filing and registration fees	10,644
Distribution fees	8,908
Audit fees	2,512
Retirement plan custodial fees	891
Printing and postage	830
Chief Compliance Officer expenses	810
Trustee fees	613
Other expenses	337
Custodian fees	183
Legal fees	103
Total gross expenses	37,614
Less custodian fee credits	(183)
Net expenses	37,431
Net investment income	$102,967

Net realized gain from investments and foreign currency	$109,631
Net increase in unrealized appreciation on investments	194,407
Net gain on investments	$304,038

Net increase in net assets resulting from operations	$407,005

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	23

Sextant Core Fund

Statements of Changes in Net Assets	Period ended May 31, 2014	Year ended Nov. 30, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income	$102,967	$121,276
Net realized gain on investments	109,631	201,245
Net increase in unrealized appreciation	194,407	426,769
Net increase in net assets	407,005	749,290
Distributions to shareowners from
Net investment income	-	(124,229)
Capital share transactions
Proceeds from sales of shares	428,165	992,609
Value of shares issued in reinvestment of dividends	-	124,229
Cost of shares redeemed	(385,064)	(1,900,829)
Net increase (decrease) in net assets	43,101	(783,991)
Total increase (decrease) in net assets	450,106	(158,930)

Net assets
Beginning of period	6,959,928	7,118,858
End of period	7,410,034	6,959,928

Undistributed net investment income	$99,690	$(3,277)

Shares of the Fund sold and redeemed
Number of shares sold	35,797	87,483
Number of shares issued in reinvestment of dividends	-	10,546
Number of shares redeemed	(31,973)	(166,124)
Net increase (decrease) in number of shares outstanding	3,824	(68,095)

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended Nov. 30,
	May 31, 2014	2013	2012	2011	2010	2009
Net asset value at beginning of period	$11.78	$10.81	$10.35	$10.06	$9.58	$7.97
Income from investment operations
Net investment income	0.18	0.20	0.14	0.15	0.16	0.13
Net gain on securities (both realized and unrealized)	0.51	0.98	0.46	0.29	0.48	1.61
Total from investment operations	0.69	1.18	0.60	0.44	0.64	1.74
Less distributions
Dividends (from net investment income)	-	(0.21)	(0.14)	(0.15)	(0.16)	(0.13)
Total distributions	-	(0.21)	(0.14)	(0.15)	(0.16)	(0.13)
Paid-in capital from early redemption fees	n/a	-	-	0.00¹	0.00¹	-

Net asset value at end of period	$12.47	$11.78	$10.81	$10.35	$10.06	$9.58

Total return	5.86%	10.96%	5.75%	4.42%	6.67%	21.81%

Ratios / supplemental data
Net assets ($000), end of period	$7,410	$6,960	$7,119	$5,802	$5,228	$4,171
Ratio of expenses to average net assets
Before custodian fee credits	1.06%²	1.01%	1.32%	1.14%	1.21%	1.78%
After custodian fee credits	1.05%²	1.01%	1.32%	1.13%	1.21%	1.78%
Ratio of net investment income after custodian fee credits to average net assets	2.89%²	1.68%	1.29%	1.56%	1.74%	1.57%
Portfolio turnover rate	5%	29%	19%	13%	13%	40%
¹Amount is less than $0.01 ²Annualized

24	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Performance Summary

Average Annual Returns as of May 31, 2014
	10 Year	5 Year	1 Year	Expense Ratio¹
Sextant Global High Income Fund	n/a	n/a	14.33%	1.25%
S&P Global 1200 Index	8.08%	15.04%	18.90%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2012 (the Fund's inception), to an identical amount invested in the S&P Global 1200 Index, a global stock market index covering nearly 70% of the world's equity markets. The graph shows that an investment in the Fund would have risen to $11,997 versus $13,021 in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.90%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Global High Income Fund are high income and capital preservation.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Daimler	2.8%	Integrated Oils	6.4%
Whistler Blackcomb Holdings	2.6%	Telecom Carriers	6.4%
San Miguel 4.875% due 04/26/2023	2.6%	Banks	6.0%
Refresco Group 7.375% due 05/15/2018	2.6%	Foreign Government Bonds	6.0%
Groupe Bruxelles Lambert	2.4%	Precious Metal Mining	4.6%
Microchip Technology	2.4%	Large Pharmaceuticals	4.2%
Mexico Bonos Desarrollo 6.50% due 06/10/2021	2.4%	Institutional Brokerage	3.6%
Hanesbrands 6.375% due 12/15/2020	2.4%	Specialty Apparel Stores	3.2%
Allegheny Technologies Bond 5.875% due 05/15/2023	2.3%	Automobile OEM	2.8%
Colombia Republic 8.375% due 02/15/2027	2.3%	Household Products Manufacturing	2.7%
		Beverages	2.6%
		Food Manufacturing	2.6%
		Lodging	2.6%
		Other industries < 2.5%	37.8%
		Cash and equivalents	8.5%

Industry weightings are shown as a percentage of total net assets.

May 31, 2014 Semi-Annual Report	25

Sextant Global High Income Fund

Schedule of Investments
Common Stocks — 45.3%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Telecom Carriers
Orange	5,900	$84,351	$94,695	France	1.4%
SK Telecom ADS	6,200	82,085	147,746	South Korea	2.1%
Telenor	5,000	102,390	118,678	Norway	1.7%
Vodafone Group ADS	2,290	114,996	80,173	United Kingdom	1.2%

		383,822	441,292		6.4%

Consumer Discretionary

Automobile OEM
Daimler	2,000	100,847	190,199	Germany	2.8%

Lodging
Whistler Blackcomb Holdings	12,000	129,651	181,943	Canada	2.6%

Specialty Apparel Stores
Reitmans (Canada) — A	17,400	101,656	102,542	Canada	1.5%

		332,154	474,684		6.9%

Consumer Staples

Household Products Manufacturing
Unilever	3,200	113,070	138,912	Netherlands	2.0%

		113,070	138,912		2.0%

Energy

Exploration & Production
CNOOC ADR	400	66,368	68,488	China	1.0%
Penn West Petroleum	7,500	66,525	69,750	Canada	1.0%
		132,893	138,238		2.0%

Integrated Oils
Royal Dutch Shell ADS	1,900	125,543	149,340	United Kingdom	2.2%
Total ADS	2,200	113,753	152,790	France	2.2%
		239,296	302,130		4.4%

		372,189	440,368		6.4%

Financials

Banks
Itau Unibanco Holding ADS	6,600	83,886	102,300	Brazil	1.5%
Malayan Banking	32,000	93,555	98,441	Malaysia	1.4%
NY Community Bancorp	7,000	93,254	106,960	United States	1.6%
		270,695	307,701		4.5%

Other Financial Services
Groupe Bruxelles Lambert	1,600	124,499	166,764	Belgium	2.4%

		395,194	474,465		6.9%

Health Care

Large Pharmaceuticals
GlaxoSmithKline ADS	2,500	111,018	134,850	United Kingdom	2.0%
Novartis ADS	1,700	91,973	153,102	Switzerland	2.2%

		202,991	287,952		4.2%

Industrials

Infrastructure Construction
Hopewell Highway Infrastructure	225,000	117,330	111,465	China	1.6%

		117,330	111,465		1.6%

Continued on next page.

26	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Schedule of Investments
Common Stocks — 45.3%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Materials

Precious Metal Mining
Gold Fields ADS	30,000	$172,094	$106,200	South Africa	1.5%
Sibanye Gold ADS	11,000	56,405	108,020	South Africa	1.6%
		228,499	214,220		3.1%

Specialty Chemicals
BASF	1,400	128,066	161,203	Germany	2.3%

		356,565	375,423		5.4%

Technology

Semiconductor Devices
Microchip Technology	3,500	111,383	166,600	United States	2.4%

		111,383	166,600		2.4%

Utilities

Electric & Gas Marketing & Trading
E.ON ADR	6,000	125,528	116,378	Germany	1.7%

Power Generation
GDF Suez ADR	3,600	93,286	100,872	France	1.4%

		218,814	217,250		3.1%

Total Common Stocks		2,603,512	3,128,411		45.3%

Preferred Stock — 5.1%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Banks
Santander 10.5% Pfd Series 10	4,000	108,558	105,120	Spain	1.5%

Institutional Brokerage
JPM Chase Capital Pfd C 6.70%	5,000	128,707	130,500	United States	1.9%
Morgan Stanley Cap Tr Cum Pfd 6.60%	4,500	111,294	114,390	United States	1.7%
		240,001	244,890		3.6%

		$348,559	$350,010		5.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	27

Sextant Global High Income Fund

Schedule of Investments
Corporate Bonds — 31.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Consumer Discretionary

Apparel, Footwear, Accessory Design
Hanesbrands	6.375% due 12/15/2020	$150,000	$162,563	United States	2.4%

Commercial & Residential Building Equipment & Systems
ADT	4.125% due 06/15/2023	150,000	140,250	United States	2.0%

Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	62,000	63,860	United States	0.9%

Other Spec Retail — Discretionary
Toys R Us Property II	8.50% due 12/01/2017	40,000	40,800	United States	0.6%

Specialty Apparel Stores
GAP	5.95% due 04/12/2021	100,000	115,425	United States	1.7%

		502,000	522,898		7.6%

Consumer Staples

Beverages
San Miguel	4.875% due 04/26/2023	200,000	181,500	Philippines	2.6%

Food Manufacturing
Refresco Group	7.375% due 05/15/2018	125,000	179,767	Netherlands	2.6%

Household Products Manufacturing
Elizabeth Arden	7.375% due 03/15/2021	47,000	49,644	United States	0.7%

		372,000	410,911		5.9%

Energy

Integrated Oils
Petrobras International Finance	6.875% due 01/20/2040	50,000	52,500	Brazil	0.8%
Petrobras International Finance	6.75% due 07/27/2041	80,000	83,205	Brazil	1.2%
		130,000	135,705		2.0%

Midstream — Oil & Gas
Chesapeake Midstream Partners	6.125% due 07/15/2020	125,000	136,250	United States	2.0%

Refining & Marketing
Star Gas Partners	8.875% due 12/01/2017	93,000	98,580	United States	1.4%

		348,000	370,535		5.4%

Materials

Basic & Diversified Chemicals
Huntsman International	8.625% due 03/15/2020	145,000	158,050	United States	2.3%

Precious Metal Mining
Anglogold Ashanti Holdings	5.375% due 04/15/2020	100,000	100,500	South Africa	1.5%

Steel Producers
Allegheny Technologies Bond	5.875% due 05/15/2023	150,000	162,212	United States	2.3%

		395,000	420,762		6.1%

Continued on next page.

28	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Schedule of Investments
Corporate Bonds — 31.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Technology

Computer Hardware
Hewlett Packard	4.65% due 12/09/2021	$100,000	$109,216	United States	1.6%

Semiconductor Capital Equipment
Amkor Technology	7.375% due 05/01/2018	150,000	156,000	United States	2.3%

		250,000	265,216		3.9%

Utilities

Utility Networks
Iberdrola International Perpetual	5.75% due 02/27/2049	100,000	148,783	Spain	2.1%

		100,000	148,783		2.1%

Total Corporate Bonds		1,967,000	2,139,105		31.0%

Government Bonds — 6.0%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	125,000	161,250	Colombia	2.3%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 2,000,000	165,074	Mexico	2.4%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	87,266	South Africa	1.3%

			413,590		6.0%

Municipal Bonds — 4.1%	Coupon / Maturity	Face Amount	Market Value	Country¹	Percentage of Assets

General Obligation

Puerto Rico Commonwealth	4.00% due 07/01/2021	120,000	88,112	Puerto Rico	1.3%
Puerto Rico Commonwealth²	4.125% due 07/01/2022	50,000	35,937	Puerto Rico	0.5%

		170,000	124,049		1.8%

Revenue

Colony TX Local Development	7.00% due 10/01/2027	100,000	103,993	United States	1.5%
Puerto Rico Aqueduct & Sewer²	5.00% due 07/01/2019	70,000	57,598	Puerto Rico	0.8%

		170,000	161,591		2.3%

Total Municipal Bonds		$340,000	285,640		4.1%

Total investments	(Cost = $5,707,645)		6,316,756		91.5%
Other assets (net of liabilities)			590,157		8.5%
Total net assets			$6,906,913		100.0%

¹ Country of domicile unless otherwise indicated
² Indicates an odd lot. Please refer to page 47 for more information regarding odd lots.

ADS: American Depositary Share
ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	29

Sextant Global High Income Fund

Countries

Bond Quality Diversification

Rated "Baa1"	3.6%
Rated "Baa2"	0.9%
Rated "Baa3"	7.8%
Rated "Ba2"	9.0%
Rated "Ba3"	0.6%
Rated "B1"	0.7%
Rated "B2"	8.6%
Unrated	9.9%
Equity	50.4%
Cash and equivalents	8.5%

Based on total net assets as of May 31, 2014.

Source: Moody's Investors Services.

30	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Statement of Assets and Liabilities
As of May 31, 2014

Assets
Investments in securities, at value (Cost $5,707,645)	$6,316,756
Cash	520,593
Dividends and interest receivable	63,551
Prepaid expenses	3,695
Receivable for Fund shares sold	3,385
Total assets	6,907,980
Liabilities
Payable to affiliates	593
Accrued distribution fee	474
Total liabilities	1,067
Net assets	$6,906,913

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$6,131,053
Undistributed net investment income	203,229
Accumulated net realized loss	(36,545)
Unrealized net appreciation on investments	609,176
Net assets applicable to Fund shares outstanding	$6,906,913

Fund shares outstanding	607,383

Net asset value, offering, and redemption price per share	$11.37

Statement of Operations
Period ended May 31, 2014

Investment income
Dividends (net of foreign tax of $17,067)	$163,532
Interest income	83,611
Gross investment income	247,143
Expenses
Investment adviser fees	22,222
Filing and registration fees	9,825
Distribution fees	8,035
Audit fees	2,524
Printing and postage	741
Chief Compliance Officer expenses	642
Trustee fees	407
Custodian fees	340
Retirement plan custodial fees	328
Other expenses	237
Legal fees	59
Total gross expenses	45,360
Less adviser fees waived	(15,932)
Less custodian fee credits	(340)
Net expenses	29,088
Net investment income	$218,055

Net realized gain from investments and foreign currency	$33,668
Net increase in unrealized appreciation on investments and foreign currency	253,876
Net gain on investments	$287,544

Net increase in net assets resulting from operations	$505,599

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	31

Sextant Global High Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2014	Year ended Nov. 30, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income	$218,055	$212,633
Net realized gain (loss) on investments	33,668	(17,862)
Net increase in unrealized appreciation	253,876	333,376
Net increase in net assets	505,599	528,147
Distributions to shareowners from
Net investment income	-	(226,294)
Total distributions	-	(226,294)
Capital share transactions
Proceeds from sales of shares	538,682	1,527,623
Value of shares issued in reinvestment of dividends	-	224,444
Cost of shares redeemed	(525,400)	(395,684)
Net increase in net assets	13,282	1,356,383
Total increase in net assets	518,881	1,658,236

Net assets
Beginning of period	6,388,032	4,729,796
End of period	6,906,913	6,388,032

Undistributed net investment income	$203,229	$(14,826)

Shares of the Fund sold and redeemed
Number of shares sold	49,827	146,261
Number of shares issued in reinvestment of dividends	-	21,355
Number of shares redeemed	(50,205)	(37,485)
Net increase (decrease) in number of shares outstanding	(378)	130,131

Financial Highlights	Period ended	Year ended	Period ended
Selected data per share of outstanding capital stock throughout the period:	May 31, 2014	Nov. 30, 2013	Nov. 30, 2012
Net asset value at beginning of period	$10.51	$9.90	$10.00
Income from investment operations
Net investment income	0.35	0.37	0.18
Net gain (loss) on securities (both realized and unrealized)	0.51	0.63	(0.10)
Total from investment operations	0.86	1.00	0.08
Less distributions
Dividends (from net investment income)	-	(0.39)	(0.18)
Total distributions	-	(0.39)	(0.18)

Net asset value at end of period	$11.37	$10.51	$9.90

Total return	8.18%	10.06%	0.76%¹

Ratios / supplemental data
Net assets ($000), end of period	$6,907	$6,388	$4,730
Ratio of expenses to average net assets
Before fee waivers	1.41%²	1.25%	1.22%³
After fee waivers	0.92%²	0.91%	0.90%³
After fee waivers and custodian fee credits	0.90%²	0.90%	0.90%³
Ratio of net investment income after custodian fee credits to average net assets	6.78%²	3.87%	3.03%³
Portfolio turnover rate	6%	23%	32%¹
¹ Since inception March 30, 2012; not annualized ² Annualized ³ Since inception March 30, 2012; annualized

32	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Performance Summary

Average Annual Returns as of May 31, 2014
	10 Year	5 Year	1 Year	Expense Ratio¹
Sextant Growth Fund	8.96%	15.09%	23.58%	0.94%
S&P 500 Index	7.76%	18.37%	20.45%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2004, to an identical amount invested in the S&P 500 Index, an index comprised of 500 widely held common stocks considered to be representative of the US stock market in general. The graph shows that an investment in the Fund would have risen to $23,590 versus $21,134 in the index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Growth Fund is long-term capital growth.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Delta Air Lines	3.9%	Communications Equipment	8.7%
Apple	3.8%	Passenger Transportation	5.7%
F5 Networks	3.2%	E-Commerce Discretionary	5.2%
Apache	2.7%	Large Pharmaceuticals	4.5%
Amazon.com	2.7%	Internet Media	4.3%
eBay	2.5%	Exploration & Production	4.2%
Johnson & Johnson	2.5%	Measurement Instruments	4.1%
Trimble Navigation	2.5%	Rail Freight Transportation	3.9%
Salix Pharmaceuticals	2.3%	Application Software	3.9%
Honeywell International	2.3%	Semiconductor Devices	3.8%
		Home Products Stores	3.1%
		Computer Storage	3.0%
		Investment Management	2.5%
		Specialty Pharmaceuticals	2.3%
		Industrial Automation Controls	2.3%
		Pharmacies & Drug Stores	2.1%
		Other industries < 2%	25.7%
		Cash and equivalents	10.7%

Industry weightings are shown as a percentage of total net assets.

May 31, 2014 Semi-Annual Report	33

Sextant Growth Fund

Schedule of Investments
Common Stocks — 89.3%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media
Facebook¹	14,565	$795,440	$921,964	2.2%
Google A¹	926	462,488	529,348	1.3%
Google C¹	585	281,858	327,536	0.8%

		1,539,786	1,778,848	4.3%

Consumer Discretionary

Automobile OEM
Ford Motor	43,010	570,891	707,084	1.7%

Auto Parts
Borg-Warner Automotive	10,188	567,832	640,723	1.6%

E-Commerce Discretionary
Amazon.com¹	3,568	134,266	1,115,178	2.7%
eBay¹	20,418	1,062,283	1,035,805	2.5%
		1,196,549	2,150,983	5.2%

Home Improvement
Stanley Black & Decker	3,600	237,257	314,640	0.8%

Home Products Stores
Bed Bath & Beyond¹	9,000	331,221	547,650	1.4%
Lowe's	15,000	295,388	706,200	1.7%
		626,609	1,253,850	3.1%

Passenger Transportation
Alaska Air	7,625	266,289	750,757	1.8%
Delta Air Lines	40,000	419,447	1,596,400	3.9%
		685,736	2,347,157	5.7%

Specialty Apparel Stores
TJX Companies	3,359	198,421	182,898	0.4%

		4,083,295	7,597,335	18.5%

Consumer Staples

Food Manufacturing
Hain Celestial Group¹	4,681	394,476	424,660	1.0%
Mead Johnson Nutrition	1,211	93,247	108,348	0.3%
		487,723	533,008	1.3%

Household Products Manufacturing
Estee Lauder, Cl A	1,282	93,124	98,227	0.2%

Mass Merchants
Costco Wholesale	3,000	248,150	348,060	0.9%

Restaurants
Starbucks	4,107	293,516	300,797	0.7%

		1,122,513	1,280,092	3.1%

Energy

Exploration & Production
Apache	12,024	1,067,475	1,120,877	2.7%
Whiting Petroleum¹	8,470	408,805	608,570	1.5%

		1,476,280	1,729,447	4.2%

Continued on next page.

34	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Schedule of Investments
Common Stocks — 89.3%	Number of Shares	Cost	Market Value	Percentage of Assets

Financials

Consumer Finance
FLEETCOR Technologies¹	1,813	$197,998	$229,181	0.6%

Investment Management
Invesco	20,044	574,890	735,615	1.8%
BlackRock	1,011	297,936	308,254	0.7%
		872,826	1,043,869	2.5%

Property & Casualty
Chubb	7,000	308,505	648,620	1.6%

		1,379,329	1,921,670	4.7%

Health Care

Biotech
Amgen	2,640	34,598	306,214	0.8%

Health Care Facilities
AmSurg¹	7,000	149,334	316,960	0.8%

Health Care Supply Chain
Express Scripts¹	8,189	537,587	585,268	1.4%

Large Pharmaceuticals
Abbott Laboratories	20,799	646,854	832,168	2.0%
Johnson & Johnson	10,000	642,017	1,014,600	2.5%
		1,288,871	1,846,768	4.5%

Life Science Equipment
Alere¹	2,516	93,092	89,997	0.2%

Pharmacies & Drug Stores
CVS Caremark	11,186	418,376	876,088	2.1%

Specialty Pharmaceuticals
Salix Pharmaceuticals¹	8,292	588,637	945,951	2.3%

		3,110,495	4,967,246	12.1%

Industrials

Building Sub-Contractors
EMCOR	4,798	179,753	213,607	0.5%

Commercial Aircraft
Boeing	5,000	361,516	676,250	1.7%

Engine & Transmission Manufacturing
Power Solutions International¹	6,708	296,364	523,157	1.3%

Fabrication Metal & Hardware Manufacturing
Valmont Industries	4,851	703,064	751,662	1.8%

Industrial Automation Controls
Honeywell International	10,000	330,476	931,500	2.3%

Industrial Machinery Manufacturing
Middleby¹	1,494	153,538	356,797	0.9%

Measurement Instruments
Agilent Technologies	11,800	258,434	671,892	1.6%
Trimble Navigation¹	28,000	202,081	1,009,960	2.5%
		460,515	1,681,852	4.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	35

Sextant Growth Fund

Schedule of Investments
Common Stocks — 89.3%	Number of Shares	Cost	Market Value	Percentage of Assets

Industrials (continued)

Metalworking Machinery Manufacturing
Lincoln Electric	12,000	$325,653	$788,280	1.9%

Pollution Control Equipment
Hudson Technologies¹	37,182	99,958	101,072	0.3%

Post & Courier Services
United Parcel Service	6,000	395,746	623,280	1.5%

Rail Freight Transportation
Norfolk Southern	7,000	318,942	705,250	1.7%
Union Pacific	4,590	485,782	914,649	2.2%
		804,724	1,619,899	3.9%

		4,111,307	8,267,356	20.2%

Materials

Basic & Diversified Chemicals
Ashland	5,006	481,450	515,618	1.3%

		481,450	515,618	1.3%

Technology

Application Software
Adobe Systems¹	13,541	295,634	873,936	2.1%
Intuit	9,000	197,624	713,610	1.8%
		493,258	1,587,546	3.9%

Communications Equipment
Apple	2,460	20,298	1,557,180	3.8%
Cisco Systems	28,154	640,144	693,151	1.7%
F5 Networks¹	12,112	985,239	1,314,758	3.2%
		1,645,681	3,565,089	8.7%

Computer Storage
EMC	23,337	620,561	619,831	1.5%
Western Digital	7,059	265,552	620,133	1.5%
		886,113	1,239,964	3.0%

Infrastructure Software
Oracle	15,000	115,139	630,300	1.5%

Semiconductor Devices
Microchip Technology	7,555	274,246	359,618	0.9%
Qualcomm	9,561	547,215	769,183	1.9%
Xilinx	8,588	398,766	403,293	1.0%
		1,220,227	1,532,094	3.8%

		4,360,418	8,554,993	20.9%

Total investments		$21,664,873	36,612,605	89.3%
Other assets (net of liabilities)			4,406,550	10.7%
Total net assets			$41,019,155	100.0%
¹ Non-income producing security

36	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Statement of Assets and Liabilities
As of May 31, 2014

Assets
Investments in securities, at value (Cost $21,664,873)	$36,612,605
Cash	3,807,776
Receivable for security sales	642,832
Dividends receivable	44,577
Receivable for Fund shares sold	7,456
Insurance reserve premium	1,214
Total assets	41,116,460
Liabilities
Payable for Fund shares redeemed	60,915
Payable to affiliates	24,217
Accrued expenses	9,367
Accrued distribution fee	2,806
Total liabilities	97,305
Net assets	$41,019,155

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$24,664,023
Undistributed net investment income	52,062
Accumulated net realized gain	1,355,338
Unrealized net appreciation on investments	14,947,732
Net assets applicable to Fund shares outstanding	$41,019,155

Fund shares outstanding	1,605,760

Net asset value, offering, and redemption price per share	$25.55

Statement of Operations
Period ended May 31, 2014

Investment income
Dividends	$213,671
Gross investment income	213,671
Expenses
Investment adviser fees	106,401
Distribution fees	48,357
Filing and registration fees	9,969
Audit fees	5,987
Chief Compliance Officer expenses	3,647
Retirement plan custodial fees	2,683
Trustee fees	2,076
Printing and postage	1,750
Other expenses	1,409
Custodian fees	845
Legal fees	292
Total gross expenses	183,416
Less custodian fee credits	(845)
Net expenses	182,571
Net investment income	$31,100

Net realized gain from investments	$1,355,334
Net increase in unrealized appreciation on investments	1,198,837
Net gain on investments	$2,554,171

Net increase in net assets resulting from operations	$2,585,271

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	37

Sextant Growth Fund

Statements of Changes in Net Assets	Period ended May 31, 2014	Year ended Nov. 30, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income	$31,100	$171,555
Net realized gain on investments	1,355,334	3,265,690
Net increase in unrealized appreciation	1,198,837	4,192,605
Net increase in net assets	2,585,271	7,629,850
Distributions to shareowners from
Net investment income	-	(178,378)
Capital gains distribution	-	(3,182,432)
Total distributions	-	(3,360,810)
Capital share transactions
Proceeds from sales of shares	3,416,137	7,509,714
Value of shares issued in reinvestment of dividends	-	3,340,443
Cost of shares redeemed	(1,556,565)	(3,795,068)
Net increase in net assets	1,859,572	7,055,089
Total increase in net assets	4,444,843	11,324,129

Net assets
Beginning of period	36,574,312	25,250,183
End of period	41,019,155	36,574,312

Undistributed net investment income	$52,062	$20,962

Shares of the Fund sold and redeemed
Number of shares sold	139,535	314,720
Number of shares issued in reinvestment of dividends	-	139,651
Number of shares redeemed	(63,008)	(165,884)
Net increase in number of shares outstanding	76,527	288,487

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended November 30,
	May 31, 2014	2013	2012	2011	2010	2009
Net asset value at beginning of period	$23.92	$20.35	$18.14	$17.70	$16.00	$13.45
Income from investment operations
Net investment income (loss)	0.01	0.12	0.08	0.11	0.05	(0.04)
Net gains on securities (both realized and unrealized)	1.62	5.86	2.21	0.43	1.70	2.59
Total from investment operations	1.63	5.98	2.29	0.54	1.75	2.55
Less distributions
Dividends (from net investment income)	-	(0.13)	(0.08)	(0.09)	(0.05)	(0.00)¹
Distributions (from capital gains)	-	(2.28)	-	(0.01)	-	-
Total distributions	-	(2.41)	(0.08)	(0.10)	(0.05)	(0.00)¹
Paid-in capital from early redemption fees	n/a	-	0.00¹	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$25.55	$23.92	$20.35	$18.14	$17.70	$16.00

Total return	6.77%	29.39%	12.64%	3.07%	10.93%	18.98%

Ratios / supplemental data
Net assets ($000), end of period	$41,019	$36,574	$25,250	$22,868	$24,205	$21,534
Ratio of expenses to average net assets
Before custodian fee credits	0.95%²	0.94%	1.10%	0.84%	1.01%	1.34%
After custodian fee credits	0.94%²	0.94%	1.10%	0.84%	1.00%	1.34%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.16%²	0.59%	0.42%	0.57%	0.30%	(0.25)%
Portfolio turnover rate	11%	29%	10%	15%	16%	7%
¹ Amount is less than $0.01 ² Annualized

38	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Performance Summary

Average Annual Returns as of May 31, 2014
	10 Year	5 Year	1 Year	Expense Ratio¹
Sextant International Fund	8.36%	6.88%	9.21%	0.66%
NYSE Arca International Market Index	8.12%	11.04%	17.81%	n/a
MSCI EAFE Index	7.56%	11.91%	18.54%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2004, to an identical amount invested in the NYSE Arca International Index, a broad-based index of international stock prices, and the MSCI EAFE Index, an international index focused on Europe, Australasia, and the Far East. The graph shows that an investment in the Fund would have risen to $22,310 versus $21,870 in the NYSE Arca International Index, and $20,173 in the MSCI EAFE Index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the International Fund is long-term capital growth.

Top Ten Holdings		Portfolio Diversification
% of Total Net Assets		% of Total Net Assets
Shire ADS	4.7%	Large Pharmaceuticals	12.9%
Novartis ADS	4.6%	Telecom Carriers	11.6%
Wolters Kluwer	4.6%	Integrated Oils	9.1%
Novo Nordisk ADS	4.5%	Banks	8.8%
ASML	4.2%	Application Software	5.9%
Toyota Motor ADS	4.0%	Passenger Transportation	5.2%
BASF ADR	3.9%	Specialty Pharmaceuticals	4.7%
Copa Holdings Class A	3.6%	IT Services	4.6%
Orient-Express Hotels Class A	3.5%	Semiconductor Capital Equipment	4.2%
Toronto-Dominion Bank	3.4%	Automobile OEM	4.0%
		Specialty Chemicals	3.9%
		Agricultural Chemicals	3.5%
		Lodging	3.5%
		Beverages	3.0%
		Household Products Manufacturing	2.9%
		Raw Material Suppliers	2.3%
		Other industries < 2%	7.3%
		Cash and equivalents	2.6%

Industry weightings are shown as a percentage of total net assets.

May 31, 2014 Semi-Annual Report	39

Sextant International Fund

Schedule of Investments
Common Stocks — 97.4%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Communications

Local Media
Pearson ADS	90,000	$1,021,915	$1,766,700	United Kingdom	1.5%

Telecom Carriers
BCE	50,000	1,164,294	2,296,500	Canada	2.0%
SK Telecom ADS	30,000	511,437	714,900	South Korea	0.6%
Telefonica ADS	168,550	2,737,256	2,819,842	Spain	2.4%
Telenor ASA	100,000	2,131,350	2,373,564	Malaysia	2.0%
Telus	50,000	710,476	1,888,500	Canada	1.6%
Turkcell Iletisim Hizmetleri ADS²	75,000	1,028,400	1,162,500	Turkey	1.0%
Vodaphone ADS	68,181	3,043,685	2,387,017	United Kingdom	2.0%
		11,326,898	13,642,823		11.6%

		12,348,813	15,409,523		13.1%

Consumer Discretionary

Automobile OEM
Toyota Motor ADS	42,000	3,249,259	4,750,620	Japan	4.0%

E-Commerce Discretionary
MercadoLibre	10,000	829,340	850,700	Brazil³	0.7%

Lodging
Orient-Express Hotels Class A²	310,000	2,994,487	4,076,500	United States	3.5%

Passenger Transportation
Copa Holdings Class A	30,000	1,766,222	4,287,900	Panama	3.6%
LATAM Airlines ADS	130,000	1,191,580	1,877,200	Chile	1.6%
		2,957,802	6,165,100		5.2%

		10,030,888	15,842,920		13.4%

Consumer Staples

Beverages
Diageo	20,000	638,459	644,404	United Kingdom	0.6%
Fomento Economico Mexico ADS	30,000	1,614,722	2,850,300	Mexico	2.4%
		2,253,181	3,494,704		3.0%

Food Retailers
Carrefour ADS	170,000	761,908	1,230,800	France	1.0%

Household Products Manufacturing
Unilever ADS	75,000	2,284,504	3,372,750	United Kingdom	2.9%

		5,299,593	8,098,254		6.9%

Energy

Integrated Oils
BG ADS	70,000	1,253,784	1,444,100	United Kingdom	1.2%
Cenovus Energy	60,000	1,516,298	1,787,400	Canada	1.5%
Eni ADS	50,000	2,212,041	2,541,500	Italy	2.2%
Statoil ADS	60,000	1,551,895	1,830,000	Norway	1.5%
Total ADS	45,000	2,528,346	3,125,250	France	2.7%

		9,062,364	10,728,250		9.1%

Continued on next page.

40	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Schedule of Investments
Common Stocks — 97.4%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Financials

Banks
Australia & New Zealand Banking Group ADR	80,000	$1,581,457	$2,496,800	Australia	2.1%
Banco Santander ADS	104,502	877,645	1,068,010	Spain	0.9%
Mitsubishi UFJ Financial Group ADS	500,000	2,697,948	2,815,000	Japan	2.4%
Toronto-Dominion Bank	80,000	2,302,163	3,967,200	Canada	3.4%

		7,459,213	10,347,010		8.8%

Health Care

Health Care Supply Chain
Sinopharm Group	250,000	798,792	679,630	China	0.6%

Large Pharmaceuticals
GlaxoSmithKline ADS	44,000	1,669,383	2,373,360	United Kingdom	2.0%
Novartis ADS	60,000	3,076,591	5,403,600	Switzerland	4.6%
Novo Nordisk ADS	125,000	1,631,867	5,285,000	Denmark	4.5%
Sanofi ADS	40,000	1,980,491	2,132,000	Denmark	1.8%
		8,358,332	15,193,960		12.9%

Specialty Pharmaceuticals
Shire ADS	32,000	1,738,765	5,548,480	Ireland	4.7%

		10,895,889	21,422,070		18.2%

Industrials

Construction & Mining Machinery
Metso ADS	11,300	122,363	440,248	Finland	0.4%

		122,363	440,248		0.4%

Materials

Agricultural Chemicals
Potash Corp. of Saskatchewan	80,000	2,699,902	2,905,600	Canada	2.5%
Quimica y Minera ADS	40,000	2,361,095	1,209,600	Chile	1.0%
		5,060,997	4,115,200		3.5%

Basic & Diversified Chemicals
Methanex	20,000	690,000	1,142,000	Canada	1.0%

Raw Material Suppliers
BHP Billiton ADS	30,000	1,744,459	2,036,400	Australia	1.7%
Vale ADS	60,000	998,791	765,000	Brazil	0.6%
		2,743,250	2,801,400		2.3%

Specialty Chemicals
BASF ADR	40,000	2,888,666	4,605,800	Germany	3.9%

Steel Producers
Tenaris ADS	15,000	583,169	672,750	Argentina³	0.6%

		11,966,082	13,337,150		11.3%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	41

Sextant International Fund

Schedule of Investments
Common Stocks — 97.4%	Number of Shares	Cost	Market Value	Country¹	Percentage of Assets

Technology

Application Software
Dassault Systems ADR	30,000	$2,222,944	$3,817,200	France	3.2%
Nice Systems ADS	80,000	2,901,033	3,138,400	Israel	2.7%
		5,123,977	6,955,600		5.9%

Consumer Electronics
Koninklijke Philips	20,000	758,824	630,800	Netherlands	0.5%

Electronics Components
Nidec ADS	53,406	514,164	777,591	China³	0.7%

IT Services
Wolters Kluwer	180,000	3,369,276	5,393,770	Netherlands	4.6%

Semiconductor Capital Equipment
ASML	57,750	2,144,504	4,959,570	Netherlands	4.2%

		11,910,745	18,717,331		15.9%

Utilities

Utility Networks
Korea Electric Power ADS²	20,000	304,261	384,800	South Korea	0.3%

		304,261	384,800		0.3%

Total investments		$79,400,211	114,727,556		97.4%
Other assets (net of liabilities)			3,085,870		2.6%
Total net assets			$117,813,426		100.0%
¹ Country of domicile unless otherwise indicated ² Non-income producing security ³ Denotes a country or region of primary exposure ADS: American Depositary Share ADR: American Depositary Receipt

Countries

42	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Statement of Assets and Liabilities
As of May 31, 2014

Assets
Investments in securities, at value (Cost $79,400,211)	$114,727,556
Cash	2,796,361
Dividends receivable	564,597
Receivable for Fund shares sold	36,489
Total assets	118,125,003
Liabilities
Payable for Fund shares redeemed	206,370
Payable to affiliates	65,358
Accrued expenses	31,764
Accrued distribution fee	8,085
Total liabilities	311,577
Net assets	$117,813,426

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$84,114,225
Undistributed net investment income	3,586,528
Accumulated net realized loss on investments	(5,213,951)
Unrealized net appreciation on investments	35,326,624
Net assets applicable to Fund shares outstanding	$117,813,426

Fund shares outstanding	7,195,117

Net asset value, offering and redemption price per share	$16.37

Statement of Operations
Period ended May 31, 2014

Investment income
Dividends (net foreign tax of $374,088)	$4,204,148
Gross investment income	4,204,148
Expenses
Distribution fees	157,741
Investment adviser fees	137,902
Audit fees	29,564
Printing and postage	18,124
Chief Compliance Officer expenses	16,750
Trustee fees	14,459
Filing and registration fees	12,144
Other expenses	7,411
Custodian fees	4,170
Retirement plan custodial fees	3,127
Legal fees	2,090
Total gross expenses	403,482
Less custodian fee credits	(4,170)
Net expenses	399,312
Net investment income	$3,804,836

Net realized gain from investments and foreign currency	$704,988
Net decrease in unrealized appreciation on investments and foreign currency	(606,184)
Net gain on investments	$98,804

Net increase in net assets resulting from operations	$3,903,640

The accompanying notes are an integral part of these financial statements.	May 31, 2014 Semi-Annual Report	43

Sextant International Fund

Statements of Changes in Net Assets	Period ended May 31, 2014	Year ended Nov. 30, 2013
Increase (decrease) in net assets from operations
From operations
Net investment income	$3,804,836	$2,899,823
Net realized gain (loss) on investments	704,988	(3,899,299)
Net increase (decrease) in unrealized appreciation	(606,184)	14,713,771
Net increase in net assets	3,903,640	13,714,295
Distributions to shareowners from
Net investment income	-	(3,102,776)
Total distributions	-	(3,102,776)
Capital share transactions
Proceeds from sales of shares	6,968,158	43,895,948
Value of shares issued in reinvestment of dividends	-	3,045,905
Early redemption fees retained	n/a	678
Cost of shares redeemed	(41,074,620)	(93,269,319)
Net decrease in net assets	(34,106,462)	(46,326,788)
Total decrease in net assets	(30,202,822)	(35,715,269)

Net assets
Beginning of period	148,016,248	183,731,517
End of period	117,813,426	148,016,248

Undistributed net investment income	$3,586,528	$(218,308)

Shares of the Fund sold and redeemed
Number of shares sold	441,574	2,846,581
Number of shares issued in reinvestment of dividends	-	192,779
Number of shares redeemed	(2,612,205)	(6,047,664)
Net decrease in number of shares outstanding	(2,170,631)	(3,008,304)

Financial Highlights
Selected data per share of outstanding capital stock throughout each period:	Period ended	For year ended November 30,
	May 31, 2014	2013	2012	2011	2010	2009
Net asset value at beginning of period	$15.80	$14.85	$14.41	$15.03	$14.03	$11.32
Income from investment operations
Net investment income	0.52	0.32	0.14	0.12	0.06	0.02
Net gains (losses) on securities (both realized and unrealized)	0.05	0.97	0.44	(0.63)	1.12	2.72
Total from investment operations	0.57	1.29	0.58	(0.51)	1.18	2.74
Less distributions
Dividends (from net investment income)	-	(0.34)	(0.14)	(0.12)	(0.06)	(0.03)
Distributions (from capital gains)	-	-	-	-	(0.12)	-
Total distributions	-	(0.34)	(0.14)	(0.12)	(0.18)	(0.03)
Paid-in capital from early redemption fees	n/a	0.00¹	0.00¹	0.01	0.00¹	0.00¹

Net asset value at end of period	$16.37	$15.80	$14.85	$14.41	$15.03	$14.03

Total return	3.61%	8.67%	4.05%	(3.31)%	8.43%	24.22%

Ratios / supplemental data
Net assets ($000), end of period	$117,813	$148,016	$183,732	$165,126	$150,788	$95,885
Ratio of expenses to average net assets
Before custodian fee credits	0.64%²	0.66%	1.10%	0.88%	1.03%	1.14%
After custodian fee credits	0.63%²	0.66%	1.10%	0.88%	1.03%	1.13%
Ratio of net investment income after custodian fee credits to average net assets	6.03%²	1.69%	0.98%	0.81%	0.51%	0.27%
Portfolio turnover rate	3%	7%	10%	7%	2%	2%
¹ Amount is less than $0.01 ² Annualized

44	May 31, 2014 Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Notes To Financial Statements

NOTE 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. Seven portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, which is offered through a separate prospectus and the results of which are contained in a separate report.

Sextant Growth (previously known as Idaho Limited Maturity Tax-Exempt Fund until October 12, 1990, then Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed) commenced operations as an equity fund on December 30, 1990. Sextant International and Sextant Short-Term Bond began operations September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 1, 1993. Sextant Core Fund commenced operations March 30, 2007. Sextant Global High Income Fund commenced operations March 30, 2012.

NOTE 2 — Unaudited Information

The information in this interim report has not been subjected to independent audit.

NOTE 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

May 31, 2014 Semi-Annual Report	45

Notes To Financial Statements (continued)

The following is a summary of the inputs used as of May 31, 2014 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Short-Term Bond
Corporate Bonds	$-	$6,656,786¹	$-	$6,656,786
Municipal Bonds	-	244,006¹	-	244,006
US Government Bonds	-	211,875¹	-	211,875
Total Assets	$-	$7,112,667	$-	$7,112,667

Bond Income
Corporate Bonds	$-	$3,746,607¹	$-	$3,746,607
Foreign Government Bonds	-	228,947¹	-	228,947
Municipal Bonds	-	2,436,881¹	-	2,436,881
US Government Bonds	-	604,867¹	-	604,867
Total Assets	$-	$7,017,302	$-	$7,017,302

Core
Common Stocks
Communications	$154,129	$23,736	$-	$177,865
Consumer Discretionary	504,242	-	-	504,242
Consumer Staples	418,560	-	-	418,560
Energy	625,247	-	-	625,247
Financials	344,757	-	-	344,757
Health Care	578,769	-	-	578,769
Industrials	492,942	11,824	-	504,766
Materials	480,452	-	-	480,452
Technology	234,006	-	-	234,006
Utilities	328,970	-	-	328,970
Total Common Stocks	$4,162,074	$35,560	$-	$4,197,634

Corporate Bonds	$-	$2,522,967¹	$-	$2,522,967

Municipal Bonds	$-	$221,777¹	$-	$221,777

Total Assets	$4,162,074	$2,780,304	$-	$6,942,378

Global High Income
Common Stocks
Communications	$322,614	$118,678	$-	$441,292
Consumer Discretionary	-	474,684	-	474,684
Consumer Staples	138,912	-	-	138,912
Energy	440,368	-	-	440,368
Financials	209,260	265,205	-	474,465
Health Care	287,952	-	-	287,952
Industrials	-	111,465	-	111,465
Materials	375,423	-	-	375,423
Technology	166,600	-	-	166,600
Utilities	217,250	-	-	217,250
Total Common Stocks	$2,158,379	$970,032	$-	$3,128,411

Corporate Bonds	$-	$2,139,105¹	$-	$2,139,105

Foreign Government Bonds	$-	$413,590¹	$-	$413,590

Municipal Bonds
General Obligation	$-	$88,112	$35,937	$124,049
Revenue	-	103,993	57,598	161,591
Total Municipal Bonds	$-	$192,105	$93,535	$285,640

Preferred Stocks	$350,010¹	$-	$-	$350,010

Total Assets	$2,508,389	$3,714,832	$93,535	$6,316,756

46	May 31, 2014 Semi-Annual Report

Notes To Financial Statements (continued)

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Growth
Common Stocks	$36,612,605¹	$-	$-	$36,612,605
Total Assets	$36,612,605	$-	$-	$36,612,605

International
Common Stocks
Communications	$13,035,959	$2,373,564	$-	$15,409,523
Consumer Discretionary	15,842,920	-	-	15,842,920
Consumer Staples	7,453,850	644,404	-	8,098,254
Energy	10,728,250	-	-	10,728,250
Financials	10,347,010	-	-	10,347,010
Health Care	20,742,440	679,630	-	21,422,070
Industrials	440,248	-	-	440,248
Materials	13,337,150	-	-	13,337,150
Technology	13,323,561	5,393,770	-	18,717,331
Utilities	384,800	-	-	384,800
Total Assets	$105,636,188	$9,091,368	$-	$114,727,556

¹ See Schedule of Investments for additional details
During the period ended May 31, 2014, no Fund had transfers between Level 1 and Level 2.

Global High Income Level 3 Roll-Forward Municipal Securities
Beginning balance	$94,546
Total unrealized losses	(1,011)
Purchases	-
Maturity	-
Transfers in and/or out of level 3	-
Ending Balance	$93,535

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lot municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bond holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended May 31, 2013, the Funds held positions in Rights Offerings as a result of actions taken by the boards of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date.

The effects of these derivative instruments on the Funds' financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of May 31, 2014, by risk category are as follows:

	Statement of Assets and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Core
	Investments in securities, at value	Rights offerings	$-
Total			$-

International
	Investments in securities, at value	Rights offerings	$-
Total			$-

The effects of derivative instruments on the Statement of Operations for the period ended May 31, 2014, are as follows:

	Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains
International
	Rights offerings	$-	$-
Total		$-	$-

Core
	Rights offerings	$-	$-
Total		$-	$-

Investment concentration:

The Funds may have deposits of cash with the custodian from time to time for one or more reasons. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting standards identify these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This periodic process includes evaluation of other financial institutions providing investment company custody services.

May 31, 2014 Semi-Annual Report	47

Notes To Financial Statements (continued)

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011 — 2013) or expected to be taken in the Funds' 2014 tax returns. The Funds identify their major tax jurisdictions as US federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of November 30, 2013, the reclassification of capital accounts were as follows:

	Short-Term Bond	Bond Income
Undistributed net investment income	$ -	$ -
Accumulated gains (losses)	$ -	$ -
Paid-in capital	$ -	$ -

	Core	Global High Income
Undistributed net investment income	$(324)	$(1,209)
Accumulated gains (losses)	$324	$1,209
Paid-in capital	$-	$-

	Growth	International
Undistributed net investment income	$ -	$(15,355)
Accumulated gains (losses)	$ -	$15,355
Paid-in capital	$ -	$ -

These reclassifications were due to the treatment of foreign currencies.

Distributions to shareowners:

For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, and Sextant International Fund, dividends to shareowners from net investment income are payable at the end of each November. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and recorded on the ex-dividend date, and are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted over the lives of the respective securities. Dividends from equity securities are recorded as income on the ex-dividend date.

NOTE 4 — Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995 (March 30, 2007, for Sextant Core Fund, and March 30, 2012, for Sextant Global High Income Fund), Saturna Capital Corporation provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The Adviser has agreed to certain limits on other expenses, as described below.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

Performance Adjustment for Sextant Global High Income Fund, Sextant Short-Term Bond Fund, and Sextant Bond Income Fund:

  For each month in which these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of .20%.

Performance adjustment for Sextant Core Fund, Sextant Growth Fund, and Sextant International Fund:

  For each month in which these Funds' total investment returns (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund's average daily net assets for the preceding year.
  If the outperformance or underperformance is 2% or more but less than 4%, then the adjustment is at the annual rate of .20%.
  If the outperformance or underperformance is 4% or more, the adjustment is at an annual rate of .30%.

The Adviser has voluntarily undertaken to limit expenses of Sextant Global High Income and Sextant Bond Income Fund to 0.90%, and Sextant Short-Term Bond Fund to 0.75%, through March 31, 2015. It waives its investment advisory and administrative fee to Sextant Short-Term Bond Fund and Sextant Bond Income Fund completely should assets of such Fund be less than $2 million. For the period ended May 31, 2014, the advisory fees incurred were as follows:

	Adviser Fees	Adviser Fees Waived	Expense Reimbursement
Short-Term Bond	$21,739	$(19,270)	$-
Bond Income	23,408	(15,453)	-
Core	$11,783	n/a	$-

48	May 31, 2014 Semi-Annual Report

Notes To Financial Statements (continued)

	Adviser Fees	Adviser Fees Waived	Expense Reimbursement
Global High Income	$22,222	$(15,932)	$-
Growth	106,401	n/a	-
International	$137,902	n/a	$-

In accordance with the expense limitation noted above, for the period ended May 31, 2014, Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund, Sextant Bond Income Fund, and Sextant Global High Income Fund. The adviser cannot recoup previously waived fees.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of .25% of the average net assets of the Funds. During the period ended May 31, 2014, the Trust paid SBS the following amounts:

12b-1 Fees
Short-Term Bond	$9,058
Bond Income	8,981
Core	8,908
Global High Income	8,035
Growth	48,357
International	$157,741

For the period ended May 31, 2014, Saturna Capital spent $21,584 from additional resources of its own, and not part of the 12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." Any such payments will not change the net asset value or the price of a Fund's shares.

SBS is used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission. Transactions effected through other brokers are subject to commissions payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the period ended May 31, 2014, the Funds incurred the following amounts:

Retirement plan custodial fees
Short-Term Bond	$1,348
Bond Income	1,005
Core	891
Global High Income	328
Growth	2,683
International	$3,127

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital, Saturna Brokerage Services, and Saturna Trust Company. Mr. Kaiser is not compensated by the Trust. For the period ended May 31, 2014, the Trust incurred $15,000 in Independent Trustee compensation.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who may be partially compensated by the Trust. For the period ended May 31, 2014, the Funds paid the following compensation expenses for the Chief Compliance Officer:

Chief Compliance Officer
Short-Term Bond	$865
Bond Income	822
Core	810
Global High Income	342
Growth	3,647
International	$16,750

On May 31, 2014, the trustees, officers, and their affiliates as a group owned 33.09%, 31.88%, 40.58%, 38.04%, 8.72% and 3.78% of the outstanding shares of Short-Term Bond, Bond Income, Core, Global High Income, Growth, and International Funds, respectively.

NOTE 5 — Distributions to Shareowners

The tax characteristics of distributions paid during the period ended May 31, 2014, and the fiscal year ended November 30, 2013, were as follows:

	Period ended May 31, 2014	Year ended Nov. 30, 2013
Short-Term Bond Fund
Ordinary income	$42,836	$92,977
Bond Income Fund
Ordinary income	114,443	239,703
Core Fund
Ordinary income	-	124,229
Global High Income Fund
Ordinary income	-	226,294
Growth Fund
Ordinary income	-	178,378
Long-Term Capital Gain¹	-	3,182,432
International Fund
Ordinary income	$-	$3,102,776

¹ Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

NOTE 6 — Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows:

	Short-Term Bond	Bond Income
Cost of investments	$7,061,478	$6,581,656
Gross tax unrealized appreciation	61,673	458,660
Gross tax unrealized depreciation	(10,484)	(23,014)
Net tax unrealized appreciation	$51,189	$435,646

	Core	Global High Income
Cost of investments	$5,585,639	$5,707,645
Gross tax unrealized appreciation	1,429,345	769,801
Gross tax unrealized depreciation	(72,606)	(160,690)
Net tax unrealized appreciation	$1,356,739	$609,111

	Growth	International
Cost of investments	$21,664,873	$79,400,211
Gross tax unrealized appreciation	15,025,074	38,458,808
Gross tax unrealized depreciation	(77,342)	(3,131,463)
Net tax unrealized appreciation	$14,947,732	$35,327,345

May 31, 2014 Semi-Annual Report	49

Notes To Financial Statements (continued)

As of November 30, 2013, components of distributable earnings on a tax basis were as follows:

Short-Term Bond
Undistributed ordinary income	$1,308
Tax accumulated earnings	1,308
Accumulated capital losses	(17,320)
Unrealized appreciation	27,080
Total accumulated earnings	$11,068

Bond Income
Accumulated capital losses	$(37,855)
Unrealized appreciation	193,835
Total accumulated earnings	$155,980

Core
Undistributed ordinary loss	$(3,277)
Tax accumulated earnings	(3,277)
Accumulated capital losses	(176,144)
Unrealized appreciation	1,162,326
Other unrealized losses	(4)
Total accumulated earnings	$982,901

Global High Income
Undistributed ordinary loss	$(14,826)
Tax accumulated earnings	(14,826)
Accumulated capital losses	(70,213)
Unrealized appreciation	355,216
Other unrealized gains	84
Total accumulated earnings	$270,261

Growth
Undistributed ordinary income	$20,962
Tax accumulated earnings	20,962
Accumulated capital gains	4
Unrealized appreciation	13,748,895
Total accumulated earnings	$13,769,861

International
Undistributed ordinary loss	$(218,308)
Tax accumulated earnings	(218,308)
Accumulated capital losses	(5,918,939)
Unrealized appreciation	35,933,018
Other unrealized losses	(210)
Total accumulated earnings	$29,795,561

At November 30, 2013, the Funds had capital loss carryforwards as follows, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future new capital gains realized for federal income tax purposes.

	Carryforward	Expiration
Short-Term Bond
	$2,972	2014
	10,255	2016
Short-term loss carryforward	4,093	Unlimited
	$17,320

Bond Income
	$17,388	2016
	20,467	2017
	$37,855

Core
	$27,632	2016
	62,995	2017
	11,779	2018
	73,738	2019
	$176,144

Global High Income
Short-term loss carryforward	$47,693	Unlimited
Long-term loss carryforward	22,520	Unlimited
	$70,213

International
	$1,528,334	2019
Short-term loss carryforward	506,661	Unlimited
Long-term loss carryforward	3,883,944	Unlimited
	$5,918,939

Utilized Capital Loss Carryforwards		Expiration
Short-Term Bond
Short-term loss carryforward	$21,302	Unlimited

Bond Income
Utilized capital loss carryforward	$804	2016

Core
Utilized capital loss carryforward	$47,251	2016
Short-term loss carryforward	14,314	Unlimited
Long-term loss carryforward	$140,184	Unlimited

Global High Income
Short-term loss carryforward	$5,867	Unlimited

Growth
Utilized capital loss carryforward	$83,254	2019

NOTE 7 — Investments

Investment transactions other than short-term investments for the period ended May 31, 2014, were as follows:

Purchases		Sales
Short-Term Bond	$772,620	$555,000
Bond Income	214,041	50,000
Core	332,503	477,555
Global High Income	514,239	336,564
Growth	5,330,692	3,884,770
International	$3,216,265	$29,401,915

50	May 31, 2014 Semi-Annual Report

Notes To Financial Statements (continued)

NOTE 8 — Custodian

Under agreements in place with the Trust's custodian, Bank of New York Mellon, custody fees are reduced by credits for cash balances. Such reductions for the period ended May 31, 2014, were as follows:

Custodian Fee Credits
Short-Term Bond	$168
Bond Income	167
Core	183
Global High Income	340
Growth	845
International	$4,170

NOTE 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

May 31, 2014 Semi-Annual Report	51

Except for this legend, this page has been intentionally left blank.

52	May 31, 2014 Semi-Annual Report

Expenses

All mutual funds have operating expenses. As a Sextant Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (such as this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Sextant Funds, unlike many other mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following example is based on an investment of $1,000 invested at the beginning of the semi-annual period and held for six months (December 1, 2013, to May 31, 2014).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example For Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees (note that the Sextant Funds do not charge any such transactional costs). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2013]	Ending Account Value [May 31, 2014]	Expenses Paid During Period¹	Annualized Expense Ratio
Short-Term Bond Fund
Actual	$1,000	$1,007.90	$3.80	0.76%
Hypothetical (5% return before expenses)	$1,000	$1,021.14	$3.83	0.76%

Bond Income Fund
Actual	$1,000	$1,050.10	$4.60	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.53	0.90%

Core Fund
Actual	$1,000	$1,058.60	$5.34	1.04%
Hypothetical (5% return before expenses)	$1,000	$1,019.75	$5.24	1.04%

Global High Income Fund
Actual	$1,000	$1,081.80	$4.67	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.44	$4.53	0.90%

Growth Fund
Actual	$1,000	$1,067.70	$4.85	0.94%
Hypothetical (5% return before expenses)	$1,000	$1,020.24	$4.73	0.94%

International Fund
Actual	$1,000	$1,036.10	$3.25	0.64%
Hypothetical (5% return before expenses)	$1,000	$1,021.74	$3.23	0.64%

¹ Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2013, through May 31, 2014), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

May 31, 2014 Semi-Annual Report	53

Except for this legend, this page has been intentionally left blank.

54	May 31, 2014 Semi-Annual Report

Availability of Quarterly Portfolio Information

(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and at www.sextantfunds.com.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.sextantfunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www. sextantfunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds' website at www.sextantfunds.com; and (c) on the SEC's website at www.sec.gov.

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Privacy Statement

At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information, please call us at 1-800/SATURNA (1-800-728-8762)

May 31, 2014 Semi-Annual Report	55

www.sextantfunds.com

(graphic omitted)

Saturna Capital
1300 North State Street
Bellingham, WA 98225
www.saturna.com
800/SATURNA

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

IDAHO TAX-EXEMPT FUND

SEMI-ANNUAL REPORT

May 31, 2014

Performance Summary

Average Annual Returns as of June 30, 2014:
	10 Year	5 Year	3 Year	1 Year	Expense Ratio¹	30-Day Yield²
Idaho Tax-Exempt Fund	3.76%	3.87%	3.58%	5.04%	0.66%	1.63%
S&P Idaho Municipal Bond Index	5.40%	6.60%	5.98%	6.99%	N/A	N/A
"Muni Single State Intermediate" Category³	3.72%	4.22%	3.74%	4.41%	N/A	N/A
% Rank in category	54	72	55	23	N/A	N/A
Funds in category	185	201	207	222	N/A	N/A

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 800/SATURNA or visiting www.idahotaxexemptfund.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Please consider an investment's objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, ask your financial advisor, visit www.idahotaxexemptfund.com or call toll free 800/SATURNA. Please read the prospectus or summary prospectus carefully before investing.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

² A Fund's 30-Day Yield is calculated by dividing the net investment income per share during the preceding 30 days by the net asset value per share on the last day of the period. The 30-Day Yield provides an estimate of a Fund's investment income rate, but may not equal the actual income distribution rate.

³ Source: Morningstar June 30, 2014. Morningstar, Inc. is an independent fund performance monitor. Rankings and category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Morningstar calculates total return by taking the change in a fund's NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Unless marked as load-adjusted total returns, Morningstar does not adjust total return for sales charges or for redemption fees. (Morningstar Return™, Morningstar Risk-Adjusted Ratings™, and the load-adjusted returns do incorporate those fees.) Total returns account for management, administrative, 12b-1 fees, and other costs automatically deducted from fund assets.

"% Rank in Category": This is the fund's total-return percentile rank for the specified time period relative to all funds in the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

2	May 31, 2014	Semi-Annual Report

Fellow Shareowners:

For the six months ended May 31, 2014, Idaho Tax-Exempt Fund returned 4.31%. For the 12 months ended May 31, 2014, the Fund returned 2.92%. At May 31, 2014, the net asset value per share was $5.51, up 15¢ per share for the semi-annual period. Since November 30, 2013, the Fund's net assets increased 5.30% to $16.31 million. The net expense ratio (annualized) remained steady at 0.64%.

In 2014, intermediate municipal yields retraced the increase in 2013. The rate decline produced another period of positive real returns for the Fund. Growth slowed over the last three quarters and inflation fluctuated in a low range. While unemployment declined, most new jobs are in the lowest pay grades. The demand for credit improved but is unlikely to exert much upward pressure on rates.

Detroit continues to advocate for its Plan of Confirmation in federal bankruptcy court. Under the Plan, insured general obligation creditors and revenue bond creditors are likely to receive full repayment. Detroit's problems are unlikely to set precedents that are directly applicable in Idaho.

In 2014, the state's credit improved. The general fund recorded a surplus, and reserve funds were rebuilt. Idaho's tax revenue is expected to finally exceed 2008's record high. Local issuer tax revenues are improving with rising property values. The state successfully launched a new health care exchange. State pension liabilities remain well funded.

The Fund's dollar-weighted average maturity is close to its minimum at 5.4 years and is well positioned to take advantage of any increase in yields. The municipal yield curve remains historically steep offering the fund an opportunity to extend the dollar weighted average maturity when the moment comes. A lack of unrated new issues makes adding yield to the portfolio difficult. Unlike the majority of state municipal bond funds, Idaho Tax-Exempt Fund has not and, as long as current conditions persist, will not place shareowner assets in Puerto Rico.

Looking ahead, the US Federal Reserve's tapering of quantitative easing removes an element of uncertainty and returns an element of normalcy. Japan's and Europe's central banking institutions are extending and or expanding their easy money policies. Low short- term rates could persist for another year. While sovereign and corporate sector debt burdens continue to grow, servicing the debt remains manageable. Bank liquidity is high and market liquidity is low. Idaho municipal bonds should continue to offer real returns for risk-averse, income-oriented investors.

For those seeking a conservative investment vehicle, the Idaho Tax-Exempt Fund offers a diversified portfolio of high-grade, 100% Idaho issues that provide income exempt from federal income and alternative minimum taxes as well as Idaho state income tax. We invite you to review the advantages of the Idaho Tax-Exempt Fund, and we welcome your suggestions. Only with your help can we be certain that we are meeting our primary objective — fulfilling your investment needs.

Respectfully,

(photo omitted)

Nicholas Kaiser,
President

(photo omitted)

Phelps McIlvaine,
Vice President, Portfolio Manager

July 23, 2014

Semi-Annual Report	May 31, 2014	3

Performance Summary:

Average Annual Returns as of May 31, 2014
	10 Year	5 Year	1 Year	Expense Ratio¹
Idaho Tax-Exempt Fund	3.83%	3.72%	2.92%	0.66%
S&P Idaho Municipal Bond Index	5.45%	6.45%	3.96%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the Index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs, (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2004 to an identical amount invested in the Standard & Poor's Idaho Municipal Bond Index, which is a broad-based index of Idaho municipal bond prices. The graph shows that an investment in the Fund would have risen to $14,562 versus $17,016 in the S&P Idaho Municipal Bond Index.

Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

¹ By regulation, the expense ratio shown in this table is as of the Fund's most recent prospectus, which is dated March 27, 2014, and incorporates results for the fiscal year ended November 30, 2013. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes, with a secondary objective of capital preservation.

Portfolio Diversification		Top Ten Holdings
		% of Fund Assets
Municipal General Obligation	59.4%	Twin Falls Co. ID SCD #414 4.25% due 09/15/2028	3.1%
State Education	10.0%	Madison Co. ID SCD #321 Rexburg 4.50% due 08/15/2024	2.8%
Water Supply	6.4%	Ada & Canyon Cos. ID JSD #3 Kuna 4.00% due 08/15/2022	2.8%
Transportation	4.5%	Idaho State Building Authority Revenue 5.00% due 09/01/2032	2.8%
Real Estate	4.3%	Idaho State Bond Bank 4.00% due 09/15/2032	2.6%
Pollution Control	3.3%	Boise State University ID Revenues 5.00% due 04/01/2034	2.5%
Financial Services	3.2%	Payette Co. ID SCD #373 5.00% due 09/15/2024	2.4%
Medical/Hospitals	2.2%	Pocatello ID Water Revenue 4.75% due 02/01/2026	2.4%
Other industries < 2%	3.0%	Owyhee & Elmore Cos. ID JSD #365 4.00% due 08/15/2027	2.3%
Cash and equivalents	3.7%	Canyon Co. ID SCD #139 Vallivue 4.35% due 09/15/2025	2.3%

Weightings are shown as a percentage of total net assets.

4	May 31, 2014	Semi-Annual Report

Schedule of Investments

Tax-Exempt Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services
Idaho Bond Bank Authority¹	4.00% due 09/15/2019	$90,000	$98,715	0.6%
Idaho State Bond Bank	4.00% due 09/15/2032	405,000	425,060	2.6%
		495,000	523,775	3.2%

General Obligation
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	174,466	1.1%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	163,892	1.0%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	268,968	1.6%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	452,764	2.8%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	103,208	0.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	272,465	1.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	212,576	1.3%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	159,505	1.0%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	288,988	1.8%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	228,812	1.4%
Bonneville Co. ID SCD #91¹	4.00% due 09/15/2026	50,000	54,180	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	295,471	1.8%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	254,405	1.6%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	111,024	0.7%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	307,910	1.9%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	372,764	2.3%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	217,236	1.3%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	139,027	0.8%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	107,658	0.7%
Jerome, Lincoln & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	132,836	0.8%
Jerome, Lincoln & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	271,223	1.7%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	182,493	1.1%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	225,124	1.4%
Latah Co. ID SCD #281	4.00% due 08/15/2027	100,000	113,308	0.7%
Latah Co. ID SCD #281	4.00% due 08/15/2028	200,000	224,858	1.4%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	204,026	1.2%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	453,530	2.8%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	276,542	1.7%
Meridian ID Free Library District	5.00% due 08/01/2015	100,000	100,754	0.6%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2018	75,000	81,653	0.5%
Minidoka & Jerome Cos. ID JSD #331¹	4.50% due 08/15/2020	75,000	81,653	0.5%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	244,908	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	174,594	1.1%
Nampa ID Series B	5.00% due 08/01/2020	200,000	211,102	1.3%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	377,675	2.3%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	387,104	2.4%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	112,249	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	130,814	0.8%
Twin Falls Co. ID SCD #411	4.25% due 09/15/2030	300,000	325,755	2.0%
Twin Falls Co. ID SCD #414	4.25% due 09/15/2028	445,000	505,969	3.1%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2022	135,000	147,097	0.9%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2024	290,000	315,987	1.9%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	217,560	1.3%
		8,885,000	9,684,133	59.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2014	5

Schedule of Investments

Tax-Exempt Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	$200,000	$231,222	1.4%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	131,323	0.8%
		315,000	362,545	2.2%

Municipal Leases
Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	153,005	0.9%
		150,000	153,005	0.9%

Pollution Control
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	111,377	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	135,779	0.8%
Idaho Bond Bank Authority¹	4.125% due 09/15/2023	75,000	79,552	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	212,284	1.3%
		510,000	538,992	3.3%

Power Generation
Idaho Falls ID Electric Revenue¹	6.75% due 04/01/2019	75,000	81,296	0.5%
		75,000	81,296	0.5%

Real Estate
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	450,236	2.8%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	240,038	1.5%
		640,000	690,274	4.3%

State Education
Boise State University ID Revenues	4.50% due 04/01/2027	250,000	268,220	1.6%
Boise State University ID Revenues	5.00% due 04/01/2034	385,000	410,241	2.5%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	221,450	1.4%
University of Idaho Revenues	5.00% due 04/01/2019	200,000	206,066	1.3%
University of Idaho Revenues	5.00% due 04/01/2020	260,000	267,667	1.6%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	251,939	1.6%
		1,540,000	1,625,583	10.0%

Transportation
Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	196,027	1.2%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	273,367	1.7%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	216,426	1.3%
Idaho Housing & Finance Association¹	5.00% due 07/15/2027	50,000	55,346	0.3%
		710,000	741,166	4.5%

Urban Renewal
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	168,762	1.0%
Boise City ID Urban Renewal Agency Lease Revenue¹	5.00% due 08/15/2021	90,000	94,658	0.6%
		250,000	263,420	1.6%

Water Supply
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	167,426	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	105,795	0.6%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	274,097	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	109,070	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	383,523	2.4%
		955,000	1,039,911	6.4%

Total investments	(Cost = $15,050,348)	$14,525,000	15,704,100	96.3%
Other assets (net of liabilities)			609,217	3.7%
Total net assets			$16,313,317	100.0%
¹ Indicates an odd lot. See note regarding odd lot securities.

6	May 31, 2014	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

As of May 31, 2014

Assets
Investments in securities, at value (Cost $15,050,348)	$15,704,100
Cash	480,099
Interest receivable	166,509
Insurance reserve premium	801
Total assets	16,351,509
Liabilities
Accrued expenses	11,719
Payable for Fund shares redeemed	11,629
Distributions payable	7,561
Payable to affiliates	7,283
Total liabilities	38,192
Net assets	$16,313,317

Analysis of net assets
Paid-in capital (unlimited shares authorized, without par value)	$15,654,916
Undistributed tax-free income	3,619
Accumulated net realized gain	1,030
Unrealized net appreciation on investments	653,752
Net assets applicable to Fund shares outstanding	$16,313,317

Fund shares outstanding	2,960,107

Net asset value, offering, and redemption price per share	$5.51

Statement of Operations

Period ended May 31, 2014

Investment income
Interest income	$278,921
Gross investment income	278,921
Expenses
Investment adviser fees	39,019
Audit fees	4,236
Chief Compliance Officer expenses	1,765
Filing and registration fees	1,524
Trustee fees	1,409
Shareowner servicing	1,285
Printing and postage	1,113
Other expenses	740
Custodian fees	367
Legal fees	187
Retirement plan custodial fees	48
Total gross expenses	51,693
Less shareowner servicing fees waived	(1,285)
Less custodian fee credits	(367)
Net expenses	50,041
Net investment income	$228,880

Net realized gain from investments	$29
Net increase in unrealized appreciation on investments	454,355
Net gain on investments	$454,384

Net increase in net assets resulting from operations	$683,264

Bond Quality Diversification

Rated "Aaa"	28.4%
Rated "Aa1"	12.0%
Rated "Aa2"	9.4%
Rated "Aa3"	15.3%
Rated "A1"	16.4%
Rated "A2"	4.4%
Rated "A3"	0.7%
Unrated	9.7%
Cash and equivalents	3.7%

Based on total net assets as of May 31, 2014.

Source: Moody's Investors Services.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2014	7

Statements of Changes of Net Assets

	Period ended May 31, 2014	Year ended Nov. 30, 2013
Increase (decrease) in net assets from operations:
From operations
Net investment income	$228,880	$461,606
Net realized gain on investments	29	29,545
Net increase (decrease) in unrealized appreciation	454,355	(954,720)
Net increase (decrease) in net assets	683,264	(463,569)
Distributions to shareowners from
Net investment income	(228,883)	(461,601)
Capital gains distributions	-	(28,544)
Total distributions	(228,883)	(490,145)
Capital share transactions
Proceeds from sales of shares	1,046,130	2,303,561
Value of shares issued in reinvestment of dividends	185,058	395,157
Cost of shares redeemed	(864,159)	(2,768,811)
Net increase (decrease) in net assets	367,029	(70,093)
Total increase (decrease) in net assets	821,410	(1,023,807)

Net assets
Beginning of period	15,491,907	16,515,714
End of period	16,313,317	15,491,907

Undistributed tax-free income	$3,619	$3,622

Shares of the Fund sold and redeemed
Number of shares sold	192,712	422,138
Number of shares issued in reinvestment of dividends	34,178	72,290
Number of shares redeemed	(159,554)	(510,385)
Net increase (decrease) in number of shares outstanding	67,336	(15,957)

Financial Highlights

	Period ended	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each period:	May 31, 2014	2013	2012	2011	2010	2009
Net asset value at beginning of period	$5.36	$5.68	$5.51	$5.43	$5.43	$4.94
Income from investment operations
Net investment income	0.08	0.16	0.16	0.18	0.17	0.17
Net gains (losses) on securities (both realized & unrealized)	0.15	(0.31)	0.18	0.08	-	0.49
Total from investment operations	0.23	(0.15)	0.34	0.26	0.17	0.66
Less distributions
Dividends (from net investment income)	(0.08)	(0.16)	(0.16)	(0.18)	(0.17)	(0.17)
Distributions (from capital gains)	-	(0.01)	(0.01)	0.00¹	0.00¹	-
Total distributions	(0.08)	(0.17)	(0.17)	(0.18)	(0.17)	(0.17)
Paid-in capital from early redemption fees	-	-	-	0.00¹	0.00¹	0.00¹

Net asset value at end of period	$5.51	$5.36	$5.68	$5.51	$5.43	$5.43

Total return	4.31%	(2.70)%	6.33%	4.91%	3.26%	13.46%

Ratios / supplemental data
Net assets ($000), end of period	$16,313	$15,492	$16,516	$16,117	$15,230	$14,610
Ratio of expenses to average net assets
Before shareowner servicing fee waiver and custodian fee credits	0.66%²	0.66%	0.62%	0.62%	0.74%	0.85%
After shareowner servicing fee waiver	0.65%²	0.64%	N/A	N/A	N/A	N/A
After shareowner servicing fee waiver and custodian fee credits	0.64%²	0.64%	0.62%	0.61%	0.73%	0.84%
Ratio of net investment income after custodian fee credits to average net assets	2.93%²	2.88%	2.89%	3.27%	3.23%	3.19%
Portfolio turnover rate	0%	9%	12%	4%	2%	3%
¹Amount is less than $0.01 ² Annualized

8	May 31, 2014	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Notes To Financial Statements

Note 1 — Organization

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. Six portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the "Fund"). The other six portfolios are distributed through a separate prospectus and the results of those funds are contained in a separate report.

The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987.

Note 2 — Unaudited Information

The information in this interim report has not been subjected to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Fund in the preparation of its financial statements.

Security valuation:

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Share valuation:

The net asset value ("NAV") per share of the Fund is calculat—ed by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and does not permit rapid trading of its shares. The Fund cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:

Accounting Standards Codification (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The table on the next page is a summary of the inputs used as of May 31, 2014, in valuing the Fund's investments carried at value.

Semi-Annual Report	May 31, 2014	9

Notes To Financial Statements (continued)

Fair Value Inputs	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Municipal Bonds
Financial Services	$-	$425,060	$98,715	$523,775
General Obligation	-	9,466,647	217,486	9,684,133
Medical/Hospitals	-	362,545	-	362,545
Municipal Leases	-	153,005	-	153,005
Pollution Control	-	459,440	79,552	538,992
Power Generation	-	-	81,296	81,296
Real Estate	-	690,274	-	690,274
State Education	-	1,625,583	-	1,625,583
Transportation	-	685,820	55,346	741,166
Urban Renewal	-	168,762	94,658	263,420
Water Supply	-	1,039,911	-	1,039,911
Total Assets	$-	$15,077,047	$627,053	$15,704,100

Level 3 Roll-Forward Municipal Securities
Beginning balance	$635,724
Total unrealized gains or losses	6,329
Purchases	-
Sales	-
Maturity/call	(15,000)
Transfers into (out of) Level 3	-
Ending balance	$627,053

Odd Lots:

The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than a Round Lot and are considered "Odd Lots." Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under 10,000	-0.750%
10,000-24,999	-0.625%
25,000-49,999	-0.500%
50,000-74,999	-0.375%
75,000-99,999	-0.250%
100,000 and up	none

Income taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. As the Fund intends to meet requirements for tax-free income dividends, and the requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax, no income tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011 — 2013), or expected to be taken in the Fund's 2014 tax return. The Fund identifies its major tax jurisdiction as US federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Derivative instruments and hedging activities:

The Fund has adopted the financial reporting rules and regulations that require enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended May 31, 2014, the Fund did not hold any derivative instruments.

Distributions to shareowners:

The Fund's dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.

Distributions of capital gains, if any, are made at least annually and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions in cash if they total $10 or more.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

10	May 31, 2014	Semi-Annual Report

Notes To Financial Statements (continued)

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in the state of Idaho.

Interest income is recognized on an accrual basis. Discounts on securities purchased are accreted and premiums are amortized over the lives of the respective securities.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Note 4 — Transactions with Affiliated Persons

Under contracts approved annually by the Fund's independent trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund's business. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the fiscal period ended May 31, 2014, the Fund incurred advisory fee expenses of $39,019. Expenses incurred by the Trust on behalf of the Fund (e.g., legal fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

Saturna Capital also acts as transfer agent for the Fund, for which it did not receive any compensation during the fiscal period ended May 31, 2014. Saturna Capital has voluntarily elected to waive the transfer agent fee for an indefinite period, which may cease at Saturna Capital's election, to reduce the Fund's operating expenses. Such fees, had they been charged, would have totaled $1,285.

Saturna Brokerage Services, Inc. ("SBS"), a discount brokerage and subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor for the Fund.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as a retirement plan custodian for Fund shareowners. For the fiscal period ended May 31, 2014, the Fund incurred retirement plan custodial fees of $48.

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. He is also a director and the chairman of Saturna Capital, Saturna Brokerage Services, and Saturna Trust Company. Mr Kaiser is not compensated by the Trust. For the fiscal period ended May 31, 2014, the Trust incurred compensation expenses of $15,000 which is included in $20,280 of total expenses for the independent Trustees. Idaho Tax-Exempt Fund paid $1,409 of these total expenses.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2014, the Fund paid $1,765 in compensation for such services.

On May 31, 2014, the trustees, officers, and their immediate families as a group directly or indirectly owned 11.27% of the outstanding shares of the Fund.

Note 5 — Investments

During the fiscal period ended May 31, 2014, the Fund purchased $742,916 of securities and sold/matured $15,000 of securities.

Note 6 — Distributions to Shareowners

The tax characteristics of distributions paid during the fiscal period ended May 31, 2014, and the fiscal year ended November 30, 2013, were as follows:

	May 31, 2014	November 30, 2013
Tax-exempt income	$228,883	$461,601
Capital gain¹	$-	$28,544

¹Long-Term Capital Gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.

The cost basis of investments for federal income tax purposes at May 31, 2014 were as follows:

Cost of investments	$15,050,348
Gross tax unrealized appreciation	747,948
Gross tax unrealized depreciation	(94,196)
Net tax unrealized appreciation	$653,752

As of November 30, 2013, the components of distributable earnings on a tax bases were as follows:

Undistributed tax exempt income	$3,622
Tax accumulated earnings	3,622
Undistributed capital gains	1,001
Unrealized appreciation	199,397
Total accumulated earnings	$204,020

Note 7 — Custodian

Under the agreement in place with Bank of New York Mellon, custody fees are reduced by credits for cash balances. Such reduction for the fiscal period ended May 31, 2014, amounted to $367.

Note 8 — Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

Semi-Annual Report	May 31, 2014	11

Except for this legend, this page has been intentionally left blank.

12	May 31, 2014	Semi-Annual Report

Expenses

All mutual funds have operating expenses. As an Idaho Tax-Exempt Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The following example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013, to May 31, 2014).

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Fund may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Idaho Tax-Exempt Fund does not charge any such transactional costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2013]	Ending Account Value [May 31, 2014]	Expenses Paid During Period¹
Actual	$1,000.00	$1,043.10	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

¹ Expenses are equal to Idaho Tax-Exempt Bond Fund's annualized expense ratio of 0.64% (based on the most recent semi-annual period of December 1, 2013 through May 31, 2014) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

Semi-Annual Report	May 31, 2014	13

Except for this legend, this page has been intentionally left blank.

14	May 31, 2014	Semi-Annual Report

Availability of Fund Portfolio Information

(1) The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Fund's Form N-Q is available on the SEC's website at www.sec.gov and at www.idahotaxexemptfund.com.

(3) The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

(4) The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at www.idahotaxexemptfund.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at (800)728-8762; (b) on the Funds' website at www.idahotaxexemptfund.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at (800)728-8762; (b) on the Funds' website at www.idahotaxexemptfund.com; and (c) on the SEC's website at www.sec.gov.

(3) During the most recent 12-month period ended June 30, the Fund did not own any equity securities and therefore did not vote any proxies.

Privacy Statement

At Saturna Capital, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 800/SATURNA (800-728-8762).

Householding Policy

To reduce expenses, we may mail only one copy of the Fund's prospectus, and each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 800/SATURNA or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Semi-Annual Report	May 31, 2014	15

www.idahotaxexemptfund.com

(logo omitted)

1300 N. State Street
Bellingham, WA 98225
www.saturna.com
(800) SATURNA

Saturna Brokerage Services, Distributor

Item 2. Code of Ethics

Registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Funds' Internet websites at www.sextantfunds.com and www.idahotaxexemptfund.com. Requests may also be made via telephone at 1-800/728-8762, and will be processed within one business day of receiving such request.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) The Schedule of Investments is fully answered in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On June 17, 2014, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer and Chief Compliance Officer) reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:
/s/ Nicholas Kaiser
President
July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Nicholas Kaiser
President
July 29, 2014

By:
/s/ Christopher Fankhauser
Treasurer; Chief Compliance Officer
July 29, 2014

# # #